SEC File Nos. 2-83847
              811-3734

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                            Registration Statement
                                     Under
                          the Securities Act of 1933
                         Post-Effective Amendment No.  21
                                      and
                            Registration Statement
                                    Under
                      The Investment Company Act of 1940
                                Amendment No.  21

                             EuroPacific Growth Fund
                 (Exact Name of Registrant as specified in charter)
                              333 South Hope Street
                          Los Angeles, California 90071
                     (Address of principal executive offices)
                Registrant's telephone number, including area code:
                                  (213) 486-9200

                                 Vincent P. Corti
                     Capital Research and Management Company
                               333 South Hope Street
                            Los Angeles, California 90071
                        (name and address of agent for service)


                                  Copies to:
                          MICHAEL J. FAIRCLOUGH, ESQ.
                            O'Melveny & Myers LLP
                            400 South Hope Street
                       Los Angeles, California  90071
                        (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2000,  pursuant to paragraph (b) of rule 485.

                          EuroPacific Growth Fund/(R)/

                                   Prospectus
                                 MARCH 15, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 EUROPACIFIC GROWTH FUND

 333 South Hope Street
 Los Angeles, California 90071


 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          19
 -------------------------------------------------------
  Financial Highlights                             20
 -------------------------------------------------------

EUROPACIFIC GROWTH FUND / PROSPECTUS
                                                                EUPAC-010-0300/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe or the Pacific Rim.

 The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S.may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)

 ------------------------------------------------------------------------------
 [bar chart]
 1990   -0.11%
 1991   18.59%
 1992    2.30%
 1993   35.60%
 1994    1.13%
 1995   12.87%
 1996   18.64%
 1997    9.19%
 1998   15.54%
 1999   56.97%
 [end bar chart]



 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST           29.10%   (quarter ended December 31, 1999)
 LOWEST           -13.85%  (quarter ended September 30, 1990)

EUROPACIFIC GROWTH FUND / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      47.96%     20.10%     15.30%      17.66%
 deducted)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A        N/A        N/A         N/A
 ------------------------------------------------------------------------------
 MSCI EAFE Index/3/                  27.30%     13.15%      7.33%      15.08%
 ------------------------------------------------------------------------------


 1 The fund began investment operations for Class A shares on April 16, 1984.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
  Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 5.75% deducted. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.47%       0.47%
 Distribution and/or Service (12b-1) Fees        0.24%/2/    1.00%/3/
 Other Expenses                                  0.13%       0.13%
 Total Annual Fund Operating Expenses            0.84%       1.60%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR    YEAR    YEAR
                                   ONE   THREE   FIVE    TEN
 Class A                           $656  $828   $1,014  $1,553
 ------------------------------------------------------------------------------
 Class B - assuming redemption     $663  $905   $1,071  $1,696
 Class B - assuming no redemption  $163  $505   $  871  $1,696

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe or the Pacific Rim.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/2/                          56.97%     21.54%     15.99%      18.11%
 (with no sales charge deducted)
 ------------------------------------------------------------------------------
 Class B/3/                            N/A        N/A        N/A         N/A
 ------------------------------------------------------------------------------
 MSCI EAFE Index/4/                  27.30%     13.15%      7.33%      15.08%
 ------------------------------------------------------------------------------
 Lipper International Funds          40.80%     15.37%     10.54%      14.65%
 Average/5/
 ------------------------------------------------------------------------------


 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on April 16, 1984.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
  Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 The following chart illustrates the industry mix of the fund's investment portfolio as of the end of the fund's fiscal year, March 31, 1999.

                            INDUSTRY DIVERSIFICATION

 [pie chart]
 Telecommunications 19.13%
 Banking 8.43%
 Health & Personal Care 7.20%
 Broadcasting & Publishing 5.61%
 Electronic Components 5.38%
 Other Industries 44.28%
 Bonds & Notes 0.56%
 Cash & Cash Equivalents 9.41%
 [end pie chart]

                              PERCENT OF       TEN LARGEST           PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS       INDIVIDUAL HOLDINGS   NET ASSETS
 -------------------------------------------------------------------------------
 EUROPE                                        Mannesmann              3.42%
                                               ---------------------------------
  United Kingdom                15.4%          Telecom Italia          2.50
                                               ---------------------------------
  Germany                        7.0           Astra                   2.42
                                               ---------------------------------
  France                         5.6           Telefonos de Mexico     1.67
                                               ---------------------------------
  Sweden                         5.5           Deutsche Telekom        1.65
                                               ---------------------------------
  Netherlands                    4.8           Nokia                   1.65
                                               ---------------------------------
  Italy                          4.4           Novartis                1.59
                                               ---------------------------------
  Switzerland                    3.2           News Corp.              1.45
                                               ---------------------------------
  Finalnd                        2.6           Dixons Group            1.37
                                               ---------------------------------
  Norway                         1.1           Ericsson                1.34
                                               ---------------------------------
  Ireland                         .9
  Denmark                         .9
  Spain                           .8
  Other Europe                    .6
 PACIFIC BASIN ASIA
 -----------------------------------------
  Japan                         13.9%
  Australia                      6.1
  Hong Kong                      1.4
  South Korea                    1.4
  Taiwan                         1.4
  Philippines                    1.0
  Other Asia                      .8
 THE AMERICAS
 -----------------------------------------
  Canada                         4.0%
  Mexico                         3.1
  Other Americas                  .5
                              ------------
 OTHER
 -----------------------------------------
  Brazil                         1.1%
  South Africa                    .9
  India                           .5
  Other Countries                1.7


 Because the fund is actively managed, its holdings will change from time to time.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are listed on the following page.

EUROPACIFIC GROWTH FUND / PROSPECTUS

                                                                                        APPROXIMATE YEARS OF EXPERIENCE
                                                                                         AS AN INVESTMENT PROFESSIONAL
                                                              YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                                            AS PORTFOLIO COUNSELOR     -----------------------------------
           PORTFOLIO                                      (AND RESEARCH PROFESSIONAL,    WITH CAPITAL
         COUNSELORS FOR                                       IF APPLICABLE) FOR         RESEARCH AND
          EUROPACIFIC                                       EUROPACIFIC GROWTH FUND       MANAGEMENT
          GROWTH FUND           PRIMARY TITLE(S)                 (APPROXIMATE)              COMPANY
         ------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                       -----------------------------------
         THIERRY         Vice Chairman of the Board of    16 years (since the fund     37 years           37 years
         VANDEVENTER     the fund. Director, Capital      began operations)
                         Research and Management Company
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         MARK E.         President and Trustee of the     8 years (plus 3 years as a   18 years           18 years
         DENNING         fund. Director, Capital          research professional prior
                         Research and Management          to becoming a portfolio
                         Company. Senior Vice President,  counselor for the fund)
                         Capital Research Company*
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         STEPHEN E.      Executive Vice President of the  16 years (since the fund     27 years           34 years
         BEPLER          fund. Senior Vice President,     began operations)
                         Capital Research Company*
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         ROBERT W.       Senior Vice President of the     6 years (plus 7 years as a   15 years           15 years
         LOVELACE        fund. Executive Vice President   research professional prior
                         and Director, Capital Research   to becoming a portfolio
                         Company*                         counselor for the fund)
                                                                                       -----------------------------------
         ------------------------------------------------------------------------------
         JANET A.        Senior Vice President of the     9 years (plus 5 years as a   18 years           24 years
         MCKINLEY        fund. Director, Capital          research professional prior
                         Research and Management          to becoming a portfolio
                         Company. Senior Vice President,  counselor for the fund)
                         Capital Research Company*
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         ALWYN W.        Vice President of the fund.      4 years (plus 4 years as a   8 years            12 years
         HEONG           Vice President, Capital          research professional prior
                         Research Company*                to becoming a portfolio
                                                          counselor for the fund)
                                                                                       -----------------------------------
         ------------------------------------------------------------------------------
         MARTIAL G.      Senior Vice President and        6 years (plus 5 years as a   28 years           28 years
         CHAILLET        Director, Capital Research       research professional prior
                         Company*                         to becoming a portfolio
                                                          counselor  for the fund)

           The fund began investment operations on April 16, 1984.

         * Company affiliated with Capital Research and Management Company.
-----------------------------------------------------------------------------------------------------------------------------

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  5.75%. Sales charges are reduced
  for purchases of $25,000 or more
  (see "Sales Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of up to 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

EUROPACIFIC GROWTH FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution--

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS
 type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

    CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS
 combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions, from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, if any, usually twice a year. Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 --------------------------------------------------------------

 The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
  A similar table will be shown for Class B shares beginning with the fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                          YEARS ENDED MARCH 31
                                            -------------------------------------------------
                         Six months ended
                            9/30/99/1/        1999      1998      1997      1996      1995
                         --------------------------------------------------------------------
 Net Asset Value,             $30.21         $29.56    $26.70    $24.28    $20.89    $21.95
 Beginning of Year
 --------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income           .24            .42       .45       .46       .46       .35
 Net gains or losses on
 securities (both
 realized and                  4.055           1.85      4.79      3.28      3.63      (.19)
 unrealized)
 --------------------------------------------------------------------------------------------
 Total from investment         4.295           2.27      5.24      3.74      4.09       .16
 operations
 --------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)            (.105)          (.36)    (.433)     (.41)     (.49)    (.317)
 Dividends (from net
 realized
 non-U.S. currency                 -              -     (.017)     (.03)        -     (.003)
 gains)/2/
 --------------------------------------------------------------------------------------------
 Distributions (from            (.15)         (1.26)    (1.93)     (.88)     (.21)     (.90)
 capital gains)
 --------------------------------------------------------------------------------------------
 Total distributions           (.255)         (1.62)    (2.38)    (1.32)     (.70)    (1.22)
 --------------------------------------------------------------------------------------------
 Net Asset Value,             $34.25         $30.21    $29.56    $26.70    $24.28    $20.89
 End of Year
 --------------------------------------------------------------------------------------------
 Total return/3/             14.31%/4/        8.18%    20.97%    15.88%    19.84%      .71%
 --------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of          $25,954        $22,083   $21,316   $16,737   $12,335    $8,588
 year (in millions)
 --------------------------------------------------------------------------------------------
 Ratio of expenses to        .43%/4/           .84%      .86%      .90%      .95%      .97%
 average net assets
 --------------------------------------------------------------------------------------------
 Ratio of net income         .76%/4/          1.45%     1.64%     1.77%     2.09%     1.80%
 to average net assets
 --------------------------------------------------------------------------------------------
 Portfolio turnover
 rate                        13.15%/4/       31.73%    30.51%    25.82%    21.77%    16.02%
 1Unaudited
 2Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.
 3 Excludes maximum sales charge.
 4Based on operations for the period shown and, accordingly, not representative of  a full year.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The codes of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-3734
                                                       Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Vincent P. Corti
Vincent P. Corti
Secretary

                          EuroPacific Growth Fund/(R)/

                                   Prospectus
                                 MARCH 15, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 EUROPACIFIC GROWTH FUND

 333 South Hope Street
 Los Angeles, California 90071


 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objective, Strategies and Risks        6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          19
 -------------------------------------------------------
  Financial Highlights                             20
 -------------------------------------------------------

EUROPACIFIC GROWTH FUND / PROSPECTUS
                                                                EUPAC-010-0300/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe or the Pacific Rim.

 The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S.may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)

 ------------------------------------------------------------------------------
 [bar chart]
 1990   -0.11%
 1991   18.59%
 1992    2.30%
 1993   35.60%
 1994    1.13%
 1995   12.87%
 1996   18.64%
 1997    9.19%
 1998   15.54%
 1999   56.97%
 [end bar chart]



 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST           29.10%   (quarter ended December 31, 1999)
 LOWEST           -13.85%  (quarter ended September 30, 1990)

EUROPACIFIC GROWTH FUND / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                       ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/1/
 (with the maximum sales charge      47.96%     20.10%     15.30%      17.66%
 deducted)
 ------------------------------------------------------------------------------
 Class B/2/                            N/A        N/A        N/A         N/A
 ------------------------------------------------------------------------------
 MSCI EAFE Index/3/                  27.30%     13.15%      7.33%      15.08%
 ------------------------------------------------------------------------------


 1 The fund began investment operations for Class A shares on April 16, 1984.

 2 The fund is beginning investment operations for Class B shares on March 15, 2000.

 3 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
  Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 5.75% deducted. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.47%       0.47%
 Distribution and/or Service (12b-1) Fees        0.24%/2/    1.00%/3/
 Other Expenses                                  0.13%       0.13%
 Total Annual Fund Operating Expenses            0.84%       1.60%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR    YEAR    YEAR
                                   ONE   THREE   FIVE    TEN
 Class A                           $656  $828   $1,014  $1,553
 ------------------------------------------------------------------------------
 Class B - assuming redemption     $663  $905   $1,071  $1,696
 Class B - assuming no redemption  $163  $505   $  871  $1,696

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe or the Pacific Rim.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN/1/                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A/2/                          56.97%     21.54%     15.99%      18.11%
 (with no sales charge deducted)
 ------------------------------------------------------------------------------
 Class B/3/                            N/A        N/A        N/A         N/A
 ------------------------------------------------------------------------------
 MSCI EAFE Index/4/                  27.30%     13.15%      7.33%      15.08%
 ------------------------------------------------------------------------------
 Lipper International Funds          40.80%     15.37%     10.54%      14.65%
 Average/5/
 ------------------------------------------------------------------------------


 1 These fund results were calculated at net asset value according to a formula that is required for all stock and bond funds and include the reinvestment of dividend and capital gain distributions.

 2 The fund began investment operations for Class A shares on April 16, 1984.

 3 The fund is beginning investment operations for Class B shares on March 15, 2000.

 4 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
  Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses. The lifetime figure is from the date the fund's Class A shares began investment operations.

 5 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions. The lifetime figure is from the date the fund's Class A shares began investment operations.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 The following chart illustrates the industry mix of the fund's investment portfolio as of the end of the fund's fiscal year, March 31, 1999.

                            INDUSTRY DIVERSIFICATION

 [pie chart]
 Telecommunications 19.13%
 Banking 8.43%
 Health & Personal Care 7.20%
 Broadcasting & Publishing 5.61%
 Electronic Components 5.38%
 Other Industries 44.28%
 Bonds & Notes 0.56%
 Cash & Cash Equivalents 9.41%
 [end pie chart]

                              PERCENT OF       TEN LARGEST           PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS       INDIVIDUAL HOLDINGS   NET ASSETS
 -------------------------------------------------------------------------------
 EUROPE                                        Mannesmann              3.42%
                                               ---------------------------------
  United Kingdom                15.4%          Telecom Italia          2.50
                                               ---------------------------------
  Germany                        7.0           Astra                   2.42
                                               ---------------------------------
  France                         5.6           Telefonos de Mexico     1.67
                                               ---------------------------------
  Sweden                         5.5           Deutsche Telekom        1.65
                                               ---------------------------------
  Netherlands                    4.8           Nokia                   1.65
                                               ---------------------------------
  Italy                          4.4           Novartis                1.59
                                               ---------------------------------
  Switzerland                    3.2           News Corp.              1.45
                                               ---------------------------------
  Finalnd                        2.6           Dixons Group            1.37
                                               ---------------------------------
  Norway                         1.1           Ericsson                1.34
                                               ---------------------------------
  Ireland                         .9
  Denmark                         .9
  Spain                           .8
  Other Europe                    .6
 PACIFIC BASIN ASIA
 -----------------------------------------
  Japan                         13.9%
  Australia                      6.1
  Hong Kong                      1.4
  South Korea                    1.4
  Taiwan                         1.4
  Philippines                    1.0
  Other Asia                      .8
 THE AMERICAS
 -----------------------------------------
  Canada                         4.0%
  Mexico                         3.1
  Other Americas                  .5
                              ------------
 OTHER
 -----------------------------------------
  Brazil                         1.1%
  South Africa                    .9
  India                           .5
  Other Countries                1.7


 Because the fund is actively managed, its holdings will change from time to time.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are listed on the following page.

EUROPACIFIC GROWTH FUND / PROSPECTUS

                                                                                        APPROXIMATE YEARS OF EXPERIENCE
                                                                                         AS AN INVESTMENT PROFESSIONAL
                                                              YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                                            AS PORTFOLIO COUNSELOR     -----------------------------------
           PORTFOLIO                                      (AND RESEARCH PROFESSIONAL,    WITH CAPITAL
         COUNSELORS FOR                                       IF APPLICABLE) FOR         RESEARCH AND
          EUROPACIFIC                                       EUROPACIFIC GROWTH FUND       MANAGEMENT
          GROWTH FUND           PRIMARY TITLE(S)                 (APPROXIMATE)              COMPANY
         ------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                       -----------------------------------
         THIERRY         Vice Chairman of the Board of    16 years (since the fund     37 years           37 years
         VANDEVENTER     the fund. Director, Capital      began operations)
                         Research and Management Company
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         MARK E.         President and Trustee of the     8 years (plus 3 years as a   18 years           18 years
         DENNING         fund. Director, Capital          research professional prior
                         Research and Management          to becoming a portfolio
                         Company. Senior Vice President,  counselor for the fund)
                         Capital Research Company*
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         STEPHEN E.      Executive Vice President of the  16 years (since the fund     27 years           34 years
         BEPLER          fund. Senior Vice President,     began operations)
                         Capital Research Company*
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         ROBERT W.       Senior Vice President of the     6 years (plus 7 years as a   15 years           15 years
         LOVELACE        fund. Executive Vice President   research professional prior
                         and Director, Capital Research   to becoming a portfolio
                         Company*                         counselor for the fund)
                                                                                       -----------------------------------
         ------------------------------------------------------------------------------
         JANET A.        Senior Vice President of the     9 years (plus 5 years as a   18 years           24 years
         MCKINLEY        fund. Director, Capital          research professional prior
                         Research and Management          to becoming a portfolio
                         Company. Senior Vice President,  counselor for the fund)
                         Capital Research Company*
                                                          ----------------------------------------------------------------
         -------------------------------------------------
         ALWYN W.        Vice President of the fund.      4 years (plus 4 years as a   8 years            12 years
         HEONG           Vice President, Capital          research professional prior
                         Research Company*                to becoming a portfolio
                                                          counselor for the fund)
                                                                                       -----------------------------------
         ------------------------------------------------------------------------------
         MARTIAL G.      Senior Vice President and        6 years (plus 5 years as a   28 years           28 years
         CHAILLET        Director, Capital Research       research professional prior
                         Company*                         to becoming a portfolio
                                                          counselor  for the fund)

           The fund began investment operations on April 16, 1984.

         * Company affiliated with Capital Research and Management Company.
-----------------------------------------------------------------------------------------------------------------------------

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  5.75%. Sales charges are reduced
  for purchases of $25,000 or more
  (see "Sales Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of up to 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

EUROPACIFIC GROWTH FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution--

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS
 type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS
 combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions, from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, if any, usually twice a year. Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

EUROPACIFIC GROWTH FUND / PROSPECTUS

 --------------------------------------------------------------

 The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
  A similar table will be shown for Class B shares beginning with the fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                          YEARS ENDED MARCH 31
                                            -------------------------------------------------
                         Six months ended
                            9/30/99/1/        1999      1998      1997      1996      1995
                         --------------------------------------------------------------------
 Net Asset Value,             $30.21         $29.56    $26.70    $24.28    $20.89    $21.95
 Beginning of Year
 --------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income           .24            .42       .45       .46       .46       .35
 Net gains or losses on
 securities (both
 realized and                  4.055           1.85      4.79      3.28      3.63      (.19)
 unrealized)
 --------------------------------------------------------------------------------------------
 Total from investment         4.295           2.27      5.24      3.74      4.09       .16
 operations
 --------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)            (.105)          (.36)    (.433)     (.41)     (.49)    (.317)
 Dividends (from net
 realized
 non-U.S. currency                 -              -     (.017)     (.03)        -     (.003)
 gains)/2/
 --------------------------------------------------------------------------------------------
 Distributions (from            (.15)         (1.26)    (1.93)     (.88)     (.21)     (.90)
 capital gains)
 --------------------------------------------------------------------------------------------
 Total distributions           (.255)         (1.62)    (2.38)    (1.32)     (.70)    (1.22)
 --------------------------------------------------------------------------------------------
 Net Asset Value,             $34.25         $30.21    $29.56    $26.70    $24.28    $20.89
 End of Year
 --------------------------------------------------------------------------------------------
 Total return/3/             14.31%/4/        8.18%    20.97%    15.88%    19.84%      .71%
 --------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of          $25,954        $22,083   $21,316   $16,737   $12,335    $8,588
 year (in millions)
 --------------------------------------------------------------------------------------------
 Ratio of expenses to        .43%/4/           .84%      .86%      .90%      .95%      .97%
 average net assets
 --------------------------------------------------------------------------------------------
 Ratio of net income         .76%/4/          1.45%     1.64%     1.77%     2.09%     1.80%
 to average net assets
 --------------------------------------------------------------------------------------------
 Portfolio turnover
 rate                        13.15%/4/       31.73%    30.51%    25.82%    21.77%    16.02%
 1Unaudited
 2Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.
 3 Excludes maximum sales charge.
 4Based on operations for the period shown and, accordingly, not representative of  a full year.

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

EUROPACIFIC GROWTH FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                            EUROPACIFIC GROWTH FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The codes of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-3734
                                                       Printed on recycled paper

                            EUROPACIFIC GROWTH FUND

                                     Part B
                      Statement of Additional Information

                                 March 15, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the "fund" or "EUPAC") dated March 15, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        7
Fund Trustees and Officers. . . . . . . . . . . . . . . . . . . . .        8
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       14
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       19
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       21
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       23
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       26
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Shareholder Account Services and Privileges . . . . . . . . . . . .       29
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       32
General Information . . . . . . . . . . . . . . . . . . . . . . . .       32
Class A Share Investment Results and Related Statistics . . . . . .       33
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Financial Statements




                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

 .    Generally, the fund will invest at least 65% of its assets in securities of issuers domiciled in Europe or the Pacific Basin.

DEBT SECURITIES

 .    The fund may invest up to 5% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investor Services, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain


                        EuroPacific Growth Fund - Page 2
expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond


                        EuroPacific Growth Fund - Page 3
     defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stock may be similar to those of equity securities. Some types of convertible preferred stock automatically convert into common stock. Non-convertible preferred stock with stated redemption rates are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the


                        EuroPacific Growth Fund - Page 4
discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


                        EuroPacific Growth Fund - Page 5

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or more than 5% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements) or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. The fund may buy and sell securities outside the U.S. which are not registered with the Securities and Exchange Commission or marketable in the U.S. without regard to this restriction. The fund may not enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days. (See "Repurchase Agreements" above);8. Lend any of its assets; provided, however that entering into repurchase agreements, investment in government obligations, publicly traded bonds, debentures, other debt securities or in cash equivalents such as short term commercial paper, certificates of deposit, or bankers acceptances, shall not be prohibited by this restriction;

9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

10.  Purchase securities on margin;

11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

12.  Mortgage, pledge or hypothecate its total assets to any extent;


                        EuroPacific Growth Fund - Page 6

13. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

15.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

16. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

With respect to fundamental investment restriction #7, the fund will not invest more than 10% of the value of its net assets in securities which are not readily marketable or more than 5% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements).


In addition, it is a non-fundamental policy of the fund as to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983.


All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                        EuroPacific Growth Fund - Page 7

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                               AGGREGATE
                                                                                              COMPENSATION
                                                                                         (INCLUDING VOLUNTARILY
                                                                                                DEFERRED
                                                                                            COMPENSATION/1/)
                                                                                             FROM THE FUND
                                 POSITION                                                  DURING FISCAL YEAR
                                   WITH             PRINCIPAL OCCUPATION(S) DURING               ENDED
   NAME, ADDRESS AND AGE        REGISTRANT                   PAST 5 YEARS                    MARCH 31, 1999
-----------------------------------------------------------------------------------------------------------------
 Elisabeth Allison             Trustee          Administrative Director, ANZI, Ltd.             $ 20,900
 ANZI, Ltd.                                     (financial publishing and consulting);
 1770 Massachusetts Ave.                        Publishing Consultant, Harvard Medical
 Cambridge, MA 02140                            School; former Senior Vice President,
 Age: 53                                        Planning and Development, McGraw Hill,
                                                Inc.
-----------------------------------------------------------------------------------------------------------------
 + Mark E. Denning             President,       Director, Capital Research and                   None/4/
 25 Bedford Street             Principal        Management Company. Senior Vice
 London, England               Executive        President, Capital Research Company*
 Age: 42                       Officer and
                               Trustee
-----------------------------------------------------------------------------------------------------------------
 + Gina H. Despres             Chairman         Senior Vice President, Capital                   None/4/
 3000 K Street, N.W.           of the           Research and Management Company
 Washington, DC 20007          Board
 Age: 58
-----------------------------------------------------------------------------------------------------------------
 Robert A. Fox                 Trustee          President and Chief Executive Officer,          $20,000/3/
 P.O. Box 457                                   Foster Farms, Inc.
 Livingston, CA 95334
 Age: 62
-----------------------------------------------------------------------------------------------------------------
 Alan Greenway                 Trustee          President, Greenway Associates, Inc.            $ 20,900
 7413 Fairway Road                              (management consulting services)
 La Jolla, CA 92037
 Age: 72
-----------------------------------------------------------------------------------------------------------------
 Koichi Itoh                   Trustee          Group Vice President - Asia/Pacific,            $22,150/3/
 Autosplice Inc.                                Autosplice Inc., former President and
 3-7-39 Minami-cho                              Chief Executive Officer, IMPAC
 Higashi-Kurume City                            (management consulting services);
 Tokyo, Japan 203-0031                          former Managing Partner, VENCA
 Age: 59                                        Management (venture capital)
-----------------------------------------------------------------------------------------------------------------
 William H. Kling              Trustee          President, Minnesota Public Radio;              $20,000/3/
 45 East Seventh Street                         President, Greenspring Co.; former
 St. Paul, MN 55101                             President, American Public Radio (now
 Age: 57                                        Public Radio International)
-----------------------------------------------------------------------------------------------------------------
 John G. McDonald              Trustee          The IBJ Professor of Finance, Graduate          $20,000/3/
 Graduate School of                             School of Business, Stanford
 Business                                       University
 Stanford University
 Stanford, CA 94305
 Age: 62
-----------------------------------------------------------------------------------------------------------------
 ++ William I. Miller          Trustee          Chairman of the Board, Irwin Financial          $20,900/3/
 500 Washington Street                          Corporation
 Box 929
 Columbus, IN 47202
 Age: 43
-----------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton             Trustee          Chairman/Chief Executive Officer,               $20,900/3/
 Cairnwood, Inc.                                Cairnwood, Inc. (venture capital
 75 James Way                                   investment)
 Southhampton, PA 18966
 Age: 60
-----------------------------------------------------------------------------------------------------------------
 Donald E. Petersen            Trustee          Former Chairman of the Board and Chief          $20,000/3/
 222 East Brown, Suite 460                      Executive Officer, Ford Motor Company
 Birmingham, MI 48009
 Age: 73
-----------------------------------------------------------------------------------------------------------------
 + Thierry Vandeventer         Vice Chairman    Director, Capital Research and                   None/4/
 3 Place des Bergues           of the Board     Management Company
 1201 Geneva, Switzerland
 Age: 64
-----------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     TRUSTEE
   NAME, ADDRESS AND AGE       YEAR ENDED MARCH 31, 1999      SERVES/2/
--------------------------------------------------------------------------
 Elisabeth Allison                     $  39,300                  3
 ANZI, Ltd.
 1770 Massachusetts Ave.
 Cambridge, MA 02140
 Age: 53
--------------------------------------------------------------------------
 + Mark E. Denning                       None/4/                  1
 25 Bedford Street
 London, England
 Age: 42
--------------------------------------------------------------------------
 + Gina H. Despres                       None/4/                  2
 3000 K Street, N.W.
 Washington, DC 20007
 Age: 58
--------------------------------------------------------------------------
 Robert A. Fox                         $114,700/3/                7
 P.O. Box 457
 Livingston, CA 95334
 Age: 62
--------------------------------------------------------------------------
 Alan Greenway                         $  74,150                  5
 7413 Fairway Road
 La Jolla, CA 92037
 Age: 72
--------------------------------------------------------------------------
 Koichi Itoh                           $42,700/3/                 3
 Autosplice Inc.
 3-7-39 Minami-cho
 Higashi-Kurume City
 Tokyo, Japan 203-0031
 Age: 59
--------------------------------------------------------------------------
 William H. Kling                      $76,950/3/                 6
 45 East Seventh Street
 St. Paul, MN 55101
 Age: 57
--------------------------------------------------------------------------
 John G. McDonald                      $232,200/3/                8
 Graduate School of
 Business
 Stanford University
 Stanford, CA 94305
 Age: 62
--------------------------------------------------------------------------
 ++ William I. Miller                  $40,200/3/                 3
 500 Washington Street
 Box 929
 Columbus, IN 47202
 Age: 43
--------------------------------------------------------------------------
 Kirk P. Pendleton                     $110,600/3/                6
 Cairnwood, Inc.
 75 James Way
 Southhampton, PA 18966
 Age: 60
--------------------------------------------------------------------------
 Donald E. Petersen                    $73,800/3/                 5
 222 East Brown, Suite 460
 Birmingham, MI 48009
 Age: 73
--------------------------------------------------------------------------
 + Thierry Vandeventer                   None/4/                  2
 3 Place des Bergues
 1201 Geneva, Switzerland
 Age: 64
--------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 8

                        EuroPacific Growth Fund - Page 9

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

1  Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) during the 1999 fiscal year for participating Trustees is as follows: Robert A. Fox ($183,915), Koichi Itoh ($63,532), William H. Kling ($102,938), John G.
  McDonald ($111,321), William I. Miller ($63,326), Kirk P. Pendleton ($59,172) and Donald E. Petersen ($23,176). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.
4 Mark E. Denning, Gina H. Despres and Thierry Vandeventer are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                       EuroPacific Growth Fund - Page 10

                                    OFFICERS


                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Stephen E. Bepler       57   Executive Vice   Senior Vice President, Capital
630 Fifth Avenue             President        Research Company*
New York, NY 10111
-------------------------------------------------------------------------------
Robert W. Lovelace      36   Senior Vice      Executive Vice President and
11100 Santa Monica           President        Director, Capital Research
Blvd.                                         Company*
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Janet A. McKinley       45   Senior Vice      Director, Capital Research and
630 Fifth Avenue             President        Management Company. Senior Vice
New York, NY 10111                            President, Capital Research
                                              Company*
-------------------------------------------------------------------------------
Alwyn Heong             39   Vice President   Vice President, Capital Research
630 Fifth Avenue                              Company*
New York, NY 10111
-------------------------------------------------------------------------------
Hiromi Ishikawa         38   Vice President   Vice President, Capital Research
Yamato Seimei Building                        Company
1-1-7 Uchisaiwaicho,
Chiyodaku
Tokyo 100, Japan
-------------------------------------------------------------------------------
Vincent P. Corti        43   Secretary        Vice President - Fund Business
333 South Hope Street                         Management Group, Capital
Los Angeles, CA 90071                         Research
                                              and Management Company
-------------------------------------------------------------------------------
R. Marcia Gould         45   Treasurer        Vice President - Fund Business
135 South State                               Management Group, Capital
College Blvd.                                 Research
Brea, CA 92821                                and Management Company
-------------------------------------------------------------------------------
Dayna G. Yamabe         32   Assistant        Assistant Vice President - Fund
135 South State              Treasurer        Business Management Group,
College Blvd.                                 Capital
Brea, CA 92821                                Research and Management Company
-------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies.


The fund pays annual fees of $18,000 to Trustees who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Trustees meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Trustees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of February 15, 2000 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                       EuroPacific Growth Fund - Page 11

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0


                       EuroPacific Growth Fund - Page 12
billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, and 0.445% of such assets in excess of $17 billion.


The Investment Adviser has agreed that in the event the expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


For the fiscal years ended March 31, 1999, 1999, and 1998, the Investment Adviser received advisory fees of $96,690,000, $90,507,000, and $70,142,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the Plans), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A shares during the 1999 fiscal year amounted to $6,399,000 after allowance of $31,625,000 to dealers.


During the fiscal years ended 1999 and 1998 the Principal Underwriter retained $10,044,000 and $10,806,000, respectively on sales of Class A shares after an allowance of $50,962,000 and $55,552,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is


                       EuroPacific Growth Fund - Page 13
primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. During the 1999 fiscal year, the fund paid or accrued $48,882,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares. As of March 31, 1999, accrued and unpaid expenses were $3,794,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital


                       EuroPacific Growth Fund - Page 14
losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost


                       EuroPacific Growth Fund - Page 15
basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the


                       EuroPacific Growth Fund - Page 16
shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


                       EuroPacific Growth Fund - Page 17

To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                       EuroPacific Growth Fund - Page 18

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                       EuroPacific Growth Fund - Page 19

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).</r.




PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                       EuroPacific Growth Fund - Page 20

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by


                       EuroPacific Growth Fund - Page 21
investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


                       EuroPacific Growth Fund - Page 22

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU, AND ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


                       EuroPacific Growth Fund - Page 23

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:


                       EuroPacific Growth Fund - Page 24

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuit

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                       EuroPacific Growth Fund - Page 25

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).


                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received


                       EuroPacific Growth Fund - Page 26
prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share


                       EuroPacific Growth Fund - Page 27

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s)

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.


                       EuroPacific Growth Fund - Page 28

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the


                       EuroPacific Growth Fund - Page 29
plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is


                       EuroPacific Growth Fund - Page 30
received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


                       EuroPacific Growth Fund - Page 31

REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended March 31, 1999, 1999 and 1998, amounted to $24,925,000, $22,795,000 and
$18,418,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $15,869,000 for the 1999 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services,


                       EuroPacific Growth Fund - Page 32
preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on March
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- MARCH 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $30.21
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $32.05


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 0.86% based on a 30-day (or one month) period ended September 30,1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                       EuroPacific Growth Fund - Page 33

     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return, five-year average annual total return, and lifetime average annual total return for periods ended September 30, 1999 were 35.10%, 13.60%, and 16.04% respectively. The fund's one-year total return, five-year average annual total return, and lifetime average annual total return at net asset value for the periods ended September 30 were 43.35%, 14.95%, and 16.49% respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return, the fund assume: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


                       EuroPacific Growth Fund - Page 34

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                       EuroPacific Growth Fund - Page 35

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                       EuroPacific Growth Fund - Page 36

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                       EuroPacific Growth Fund - Page 37


EuroPacific Growth Fund
Investment Portfolio, September 30, 1999
[begin pie chart for industry diversification]

                                                                   Largest         Percent
                                                               Individual           of Net
Industry Diversification                                          Holdings          Assets
Percent of Net Assets
 9.80%  Diversified Telecommunication Services                  Mannesmann             3.64
 8.94%  Banking                                                AstraZeneca             2.70
 7.28%  Electronic Components                             Samsung Electronics          1.89
 7.22%  Wireless Telecommunication Services                           Rohm             1.80
 6.33%  Electrical & Electronics                          Telefonos de Mexico          1.54
52.24%  Other Industries                                          Ericsson             1.53
 0.63%  Bonds & Notes                                     Murata Manufacturing         1.52
 7.56%  Cash and Equivalents                                Telecom Italia             1.44
[end pie chart]                                                      Sony              1.24
                                                                News Corp.             1.18




                                                                Shares or   Market Percent
                                                                 Principal   Value  of Net
EQUITY SECURITIES (common and perferred                             Amount (Million Assets
 stocks and convertible debentures)
--------------------------------------------                      -------- ----------------

DIVERSIFIED TELECOMMUNICATION SERVICES -  9.80%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)             5,147,000 366.724
Telefonos de Mexico, SA de CV, Class L                            9,612,500  34.231    1.54
Telecom Italia SpA, nonconvertible savings shares (Italy)        46,514,800 234.508
Telecom Italia SpA, ordinary shares                              16,100,000 138.944    1.44
Deutsche Telekom AG (Germany)                                     5,761,300 236.472     .91
COLT Telecom Group PLC (United Kingdom)(1)                        7,696,000 183.069
COLT Telecom Group PLC 2.00% convertible debentures 2005       DM5,000,000    4.368     .72
Telefonica, SA (Spain)                                           11,566,494 185.335     .72
Tele Danmark AS (Denmark)                                         1,994,400 119.062
Tele Danmark AS, Class B (ADR)                                    2,024,200  59.967     .69
Koninklijke PTT Nederland NV (Netherlands)                        3,316,584 145.499     .56
Swisscom AG (Switzerland)                                           406,810 127.060     .49
Videsh Sanchar Nigam Ltd. (GDR) (India)(2)                        3,781,159  53.220
Videsh Sanchar Nigam Ltd. (GDR)                                     780,150  10.981
Videsh Sanchar Nigam Ltd.                                           450,000  10.338     .29
Telecom Corp. of New Zealand Ltd. (New Zealand)                  13,453,900  53.061
Telecom Corp. of New Zealand Ltd. (2)                             4,057,000  16.000
Telecom Corp. of New Zealand Ltd. (ADR)                              25,000    .800     .27
France Telecom, SA (France)                                         700,000  61.493     .24
British Telecommunications PLC (United Kingdom)                   4,000,000  60.722     .24
Hellenic Telecommunications Organization SA (Greece)              2,466,000  57.645     .22
Portugal Telecom, SA (Portugal)(1)                                1,330,000  55.412     .21
Compania de Telecomunicaciones de Chile SA (ADR)                  3,051,273  55.114     .21
 (Chile)
Magyar Tavkozlesi Rt. (ADR) (Hungary)                             1,905,500  51.925     .20
Teleglobe Inc. (Canada)                                           3,100,000  47.949     .18
Mahanagar Telephone Nigam Ltd. (India)                            6,850,000  28.955
Mahanagar Telephone Nigam Ltd. (GDR) (2)                            570,600   5.777     .13
Telefonica del Peru SA, Class B (ADR) (Peru)                      2,408,900  32.370     .12
Telefonica de Argentina SA, Class B (ADR) (Argentina)             1,189,400  31.370     .12
Philippine Long Distance Telephone Co. (ADR) (Philippines)        1,256,094  27.320
Philippine Long Distance Telephone Co., convertible                  60,000   2.490     .11
 preferred shares, Series III (GDR)
Perusahaan Perseroan (Persero) PT Indonesian                      7,290,500   9.826
 Satellite Corp. (Indonesia)
Perusahaan Perseroan (Persero) PT Indonesian                        353,400   4.771     .06
 Satellite Corp. (ADR)
Telstra Corp. Ltd. (Australia)                                    2,800,000  14.508     .06
Telecom Argentina SA, Class B (ADR) (Argentina)                     439,300  11.724     .05
Nippon Telegraph and Telephone Corp. (Japan) (1)                        440   5.418     .02


BANKING  -  8.94%
Sakura Bank, Ltd. (Japan)                                        37,369,000 281.023
Sakura Finance (Bermuda) Trust, convertible                   1,614,000,000  23.517    1.17
 preference share units
Bank of Nova Scotia (Canada)                                     12,098,200 259.671    1.00
ABN AMRO Holding NV (Netherlands)                                 9,977,594 224.443     .86
Westpac Banking Corp. (Australia)                                25,452,151 156.967     .61
Fuji Bank, Ltd. (Japan)                                          12,871,000 156.562     .60
Banque Nationale de Paris (France)                                1,511,750 120.795
Banque Nationale de Paris, guaranteed value                         464,750   3.865     .48
 certificates, expire 2002 (1)
HSBC Holdings PLC (United Kingdom)                               10,634,802 121.849     .47
Asahi Bank, Ltd. (Japan)                                         15,834,000 113.865     .44
Australia and New Zealand Banking Group Ltd. (Australia)         14,893,887  99.597     .38
Bangkok Bank PCL (Thailand)(1)                                   47,874,100  94.157     .36
STB Cayman Capital, Ltd. 0.50% convertible                YEN5,925,000,000   93.570     .36
 debentures 2007 (Japan)
ForeningsSparbanken AB, Class A (Sweden)                          5,700,000  93.138     .36
Bank of Scotland (United Kingdom)                                 7,385,000  87.452     .34
Royal Bank of Canada (Canada)                                     1,752,700  72.731     .28
Tokai Bank, Ltd. (Japan)                                          9,662,000  69.845     .27
Hang Seng Bank Ltd. (Hong Kong)                                   6,095,500  64.543     .25
Commonwealth Bank of Australia (Australia)                        3,666,248  57.763     .22
Toronto-Dominion Bank (Canada)                                    1,223,700  23.722     .09
Sumitomo Bank, Ltd. (Japan)                                       1,200,000  18.048     .07
National Australia Bank Ltd. (Australia)                          1,225,714  17.937     .07
Barclays PLC (United Kingdom)                                       522,400  15.303     .06
Unidanmark A/S, Class A (Denmark)                                   212,000  14.390     .06
Toyo Trust and Banking Co., Ltd. (Japan)                          2,800,000  13.897     .05
MBL International Finance (Bermuda) Trust 3.00%                $10,000,000   11.825     .05
 convertible debentures 2002 (Bermuda)
Unibanco-Uniao de Bancos Brasileiros SA, units                      600,000  10.613     .04
 (GDR) (Brazil)


ELECTRONIC COMPONENTS  -  7.28%
Samsung Electronics Co., Ltd. (South Korea)                       3,034,811 491.659    1.89
Rohm Co., Ltd. (Japan)                                            2,235,000 467.463    1.80
Murata Manufacturing Co., Ltd. (Japan)                            3,920,000 394.285    1.52
Hon Hai Precision Industry Co. Ltd. (Taiwan)(1)                  34,160,000 224.495     .86
Hoya Corp. (Japan)                                                2,294,000 138.873     .54
Hirose Electric Co., Ltd. (Japan)                                   840,000 132.262     .51
Keyence Corp. (Japan)                                               154,100  41.285     .16


WIRELESS TELECOMMUNICATION SERVICES  -  7.22%
Mannesmann AG (ADR) (Germany)                                     4,907,500 785.200
Mannesmann AG                                                     1,000,000 159.915    3.64
Orange PLC (United Kingdom)(1)                                   15,274,500 300.984    1.16
Telecom Italia Mobile SpA (Italy)                                14,805,000  91.529
Telecom Italia Mobile SpA, savings shares                        20,705,000  75.668     .64
DDI Corp. (Japan)                                                    21,755 163.602     .63
NTT Mobile Communications Network, Inc. (Japan)                       7,395 145.981     .56
Vodafone AirTouch PLC (United Kingdom)                            4,274,948 100.912
Vodafone AirTouch PLC (ADR)                                         105,000  24.964     .49
SK Telecom Co., Ltd. (South Korea)                                    8,058   7.455
SK Telecom Co., Ltd. (ADR)                                          684,235   7.056     .06
Telesp Celular SA, preferred nominative (Brazil)                194,412,100  10.126
Telesp Celular SA, ordinary nominative                           39,540,000   1.421     .04


ELECTRICAL & ELECTRONICS  -  6.33%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                 9,080,100 283.352
Telefonaktiebolaget LM Ericsson, Class B (ADR)                    3,620,000 113.125    1.53
NEC Corp. (Japan)                                                13,050,000 263.134    1.01
Nokia Corp., Class A (ADR) (Finland)                              1,600,000 143.700
Nokia Corp., Class A                                              1,230,000 110.281     .98
Matsushita Communication Industrial Co., Ltd. (Japan)             1,379,000 153.611     .59
Toshiba Corp. (Japan)                                            17,100,000 127.470     .49
Hitachi, Ltd. (Japan)                                            10,670,000 118.355     .46
ECI Telecom Ltd. (Israel)                                         4,115,000 101.589     .39
Siemens AG (Germany)                                              1,000,000  82.676     .32
Premier Farnell PLC (United Kingdom)                             13,567,800  63.209     .24
Nortel Networks Corp. (formerly Northern Telecom                    920,000  46.920     .18
 Ltd.) (Canada)
Elektrim SA 3.75% convertible debentures 2004 (Poland)      EURO38,000,000   36.461     .14


HEALTH & PERSONAL CARE  -  5.79%
AstraZeneca PLC (United Kingdom)                                 16,772,292 699.976    2.70
Elan Corp., PLC (ADR) (Ireland)(1)                                7,974,800 267.654    1.03
Novartis AG (Switzerland)                                           149,866 222.638     .86
Glaxo Wellcome PLC (United Kingdom)                               2,185,000  56.642
Glaxo Wellcome PLC (ADR)                                          1,000,000  52.000     .42
Fujisawa Pharmaceutical Co. Ltd. (Japan)                          4,352,000  84.683     .32
SmithKline Beecham PLC (ADR) (United Kingdom)                       850,000  48.981     .19
Sanofi-Synthelabo SA (formerly Synthelabo) (France)(1)              665,600  28.384     .11
Nycomed Amersham PLC (United Kingdom)                             4,700,000  28.064     .11
Shiseido Co., Ltd. (Japan)                                          995,000  14.872     .05


BROADCASTING & PUBLISHING  -  5.33%
News Corp. Ltd. (ADR) (Australia)                                 3,958,200 112.561
News Corp. Ltd., preferred                                       15,455,486 101.840
News Corp. Ltd.                                                   8,740,437  61.311
News Corp. Ltd., preferred (ADR)                                  1,181,600  31.534    1.18
Mediaset SpA (Italy)(2)                                           9,174,544  92.978
Mediaset SpA                                                      8,093,000  82.017     .67
CANAL + (France)                                                  2,720,060 162.682     .63
Grupo Televisa, SA, ordinary participation                        3,994,400 159.526     .61
 certificates (ADR) (Mexico)(1)
Nippon Television Network Corp. (Japan)                             165,990 118.587     .46
Fuji Television Network Inc. (Japan)                                  9,195  65.000     .25
Pearson PLC (United Kingdom)                                      2,460,000  51.801     .20
Pathe (France)                                                      495,000  51.242     .20
Thomson Corp. (Canada)                                            1,660,000  46.601     .18
Television Broadcasts Ltd. (Hong Kong)                           10,677,000  45.634     .17
Modern Times Group MTG AB, Class B (ADR) (Sweden)(1)                211,822  33.044
Modern Times Group MTG AB, Class A (1)                              302,260   8.727     .16
Publishing & Broadcasting Ltd. (Australia)                        6,929,789  41.367     .16
Arnoldo Mondadori Editore SpA (Italy)                             1,950,000  33.938     .13
SOFTBANK CORP. (Japan)                                               80,000  30.457     .12
Daily Mail and General Trust PLC, Class A                           395,000  21.458     .08
 (United Kingdom)
United News & Media PLC 6.125% convertible                    GBP7,400,000   12.273     .05
 debentures 2003 (United Kingdom)
Independent Newspapers, PLC (Ireland)                             2,249,202  11.869     .05
Societe Europeenne des Satellites, SA (FDR)                          57,800   7.518     .03
 (Luxembourg)(1)


AUTOMOBILES  -  4.45%
Bayerische Motoren Werke AG (Germany)                             9,970,480 281.683
Bayerische Motoren Werke AG, preferred                            1,418,676  20.040    1.16
Suzuki Motor Corp. (Japan)                                       14,565,000 236.726     .91
Volvo AB, Class B (Sweden)                                        8,170,000 232.367     .90
Honda Motor Co., Ltd. (Japan)                                     3,510,000 147.157     .57
Peugeot SA (France)                                                 500,000 100.320     .39
Mitsubishi Motors Corp. (Japan)(1)                               17,820,000  96.822     .37
Nissan Motor Co., Ltd. (Japan)(1)                                 4,000,000  24.253     .09
Porsche AG, preferred shares (Germany)                                5,450  14.874     .06


MERCHANDISING  -  3.78%
Dixons Group PLC (United Kingdom)                                14,830,400 264.890    1.02
Ito-Yokado Co., Ltd. (Japan)                                      2,150,000 177.853     .68
Carrefour SA (France)                                               588,000  94.218     .36
Kingfisher PLC (United Kingdom)                                   6,862,231  73.886     .28
Cifra, SA de CV, Class V (Mexico)(1)                             34,737,918  54.609
Cifra, SA de CV, Class C (1)                                      7,537,600  11.624     .26
Loblaw Companies Ltd. (Canada)                                    2,638,400  65.888     .25
Tesco PLC (United Kingdom)                                       17,744,600  54.856     .21
EM.TV & Merchandising AG (Germany)                                1,000,000  43.603     .17
H & M Hennes & Mauritz AB, Class B (Sweden)                       1,500,000  38.055     .15
Koninklijke Ahold NV (Netherlands)                                  788,735  25.983
Koninklijke Ahold NV 3.00% convertible debentures 2003          $9,750,000    5.461     .12
Safeway PLC (United Kingdom)                                      7,615,000  27.852     .11
Coles Myer Ltd. (Australia)                                       5,311,229  27.748     .11
George Weston Ltd. (Canada)                                         350,000  12.878     .05
Amway Japan Ltd. (ADR) (Japan)                                      581,250   2.616     .01


BUSINESS & PUBLIC SERVICES  -  3.60%
Reuters Group PLC (United Kingdom)                               12,494,933 138.231     .53
TNT Post Groep NV (Netherlands)                                   5,190,107 132.243     .51
Rentokil Initial PLC (United Kingdom)                            36,360,900 128.508     .49
Brambles Industries Ltd. (Australia)                              4,005,000 115.933     .45
Vivendi SA (France)                                                 980,738  68.955     .26
Hikari Tsushin, Inc. (Japan)                                        107,000  65.379     .25
United Utilities PLC (United Kingdom)                             4,978,414  53.644     .21
Securitas AB, Class B (Sweden)                                    3,108,000  46.967     .18
Hyder PLC (United Kingdom)                                        3,850,000  34.460     .13
Adecco SA (Switzerland)(1)                                           55,000  30.796     .12
ALTRAN TECHNOLOGIES (France)                                        100,000  30.117     .12
Thames Water PLC (United Kingdom)                                 1,869,931  29.109     .11
Hays PLC (United Kingdom)                                         2,600,000  28.013     .11
Dimension Data Holdings Ltd. (South Africa)(1)                    5,267,818  20.966     .08
Ratin A/S (Denmark)                                                 110,000  12.107     .05


ENERGY SOURCES  -  2.99%
Broken Hill Proprietary Co. Ltd. (Australia)                     16,359,195 188.374     .73
Elf Aquitaine (France)                                              840,000 146.866     .56
TOTAL FINA SA, Class B (France)                                     545,693  68.614
TOTAL FINA SA, Class B (ADR)                                        828,807  52.577     .47
Royal Dutch Petroleum Co. (Netherlands)                           1,000,000  58.102
Royal Dutch Petroleum Co. (New York Registered Shares)              280,000  16.538
"Shell" Transport and Trading Co., PLC (New York                    675,000  30.713     .41
 Registered) (United Kingdom)
Sasol Ltd. (South Africa)                                        13,213,700 101.873     .39
Norsk Hydro AS (Norway)                                           1,650,000  70.085
Norsk Hydro AS (ADR)                                                500,000  21.500     .35
Petro-Canada (Canada)                                             1,400,000  21.225     .08


MULTI-INDUSTRY  -  2.91%
Thyssen Krupp AG (Germany)                                        8,405,000 168.907     .65
Orkla AS, Class A (Norway)                                        7,896,000 120.148
Orkla AS, Class B                                                 2,000,000  26.547     .56
Invensys PLC (formerly BTR Siebe PLC) (United Kingdom)           20,600,000  98.456     .38
Lend Lease Corp. Ltd. (Australia)                                 6,689,640  81.617     .31
Hutchison Whampoa Ltd. (Hong Kong)                                6,935,000  64.504     .25
Preussag AG (Germany)                                             1,217,596  61.399     .24
Anglo American PLC (United Kingdom)(1)                              700,000  39.272     .15
Lagardere Groupe SCA (France)                                       920,000  38.242     .15
TI Group PLC (United Kingdom)                                     3,197,300  23.020     .09
Ayala Corp. (Philippines)                                        74,866,500  17.983     .07
PT Astra International (Indonesia)(1)                            54,000,000  16.083     .06


INSURANCE  -  2.18%
ING Groep NV (Netherlands)                                        5,283,829 287.288    1.11
PartnerRe Holdings Ltd. (Singapore - Incorporated                 2,031,900  70.609     .27
 in Bermuda)
Union des Assurances Federales (France)                             493,960  61.613     .24
Royal & Sun Alliance Insurance Group PLC (United Kingdom)         7,048,439  54.746     .21
Allied Zurich PLC (United Kingdom)                                4,065,000  47.411     .18
Swiss Life-Glaxo Wellcome 2.00% convertible                    $15,000,000   14.307
 debentures 2003 (Switzerland)(2)
Swiss Life-Mannesmann 1.50% convertible                         $8,000,000   12.240     .10
 debentures 2003 (2)
AEGON NV (Netherlands)                                              195,000  16.797     .07


BEVERAGES & TOBACCO  -  1.77%
Foster's Brewing Group Ltd. (Australia)                          56,703,800 159.812     .62
South African Breweries PLC (United Kingdom)(1)                   7,947,287  67.504     .26
Panamerican Beverages, Inc., Class A (Mexico)                     2,881,600  47.727     .19
Swedish Match AB (Sweden)                                        11,076,924  41.371     .16
Coca-Cola Amatil Ltd. (Australia)                                 9,534,119  33.464     .13
Ito En, Ltd. (Japan)                                                370,000  33.042     .13
Coca-Cola West Japan Co. Ltd. (Japan)                               500,000  23.031     .09
Coca-Cola Beverages PLC (United Kingdom)(1)                       9,567,371  19.057     .07
Lion Nathan Ltd. (New Zealand)                                    8,000,000  16.747     .06
Asahi Breweries, Ltd. (Japan)                                     1,056,000  16.170     .06
I.T.C. Ltd. (India)                                                     372    .007     .00


RECREATION & OTHER CONSUMER PRODUCTS  -  1.68%
Nintendo Co., Ltd. (Japan)                                        1,195,700 190.853     .73
EMI Group PLC (United Kingdom)                                   10,500,000  75.427     .29
Fuji Photo Film Co., Ltd. (Japan)                                 2,070,000  71.024     .27
Square Co., Ltd. (Japan)                                            730,000  53.800     .21
Sony Music Entertainment (Japan) Inc. (Japan)                       179,300  22.333     .09
Bajaj Auto Ltd. (India)                                           2,047,500  21.284
Bajaj Auto Ltd. (GDR)                                                75,000    .804     .09


APPLIANCES & HOUSEHOLD DURABLES  -  1.41%
Sony Corp. (Japan)                                                2,153,500 322.074    1.24
Koninklijke Philips Electronics NV (Netherlands)                    440,000  44.328     .17


DATA PROCESSING & REPRODUCTION  -  1.39%
Fujitsu Ltd. (Japan)                                              8,446,000 263.590    1.01
Acer Inc. (Taiwan)(1)                                            54,193,750  98.456     .38


FOOD & HOUSEHOLD PRODUCTS  -  1.38%
Reckitt & Colman PLC (United Kingdom)                             9,241,875 116.007     .44
Nestle SA (Switzerland)                                              55,000 103.511     .40
Groupe Danone (France)                                              161,185  39.265     .15
Uni-Charm Corp. (Japan)                                             460,000  27.804     .11
Cadbury Schweppes PLC (United Kingdom)                            4,000,000  27.731     .11
Raisio Group PLC (Finland)                                        3,771,700  25.453     .10
Benckiser NV, Class B (Netherlands)                                 301,960  18.784     .07


FOREST PRODUCTS & PAPER  -  1.12%
UPM-Kymmene Corp. (Finland)                                       3,680,800 125.571     .49
Abitibi-Consolidated Inc. (Canada)                                9,500,000 114.251     .44
Stora Enso Oyj (Finland)                                          2,394,843  31.787     .12
AssiDoman AB (Sweden)                                             1,076,400  19.308     .07


REAL ESTATE  -  0.95%
Cheung Kong (Holdings) Ltd. (Hong Kong)                           9,688,000  80.756     .31
Sun Hung Kai Properties Ltd. (Hong Kong)                          8,150,000  62.165     .24
Hongkong Land Holdings Ltd. (Singapore)                          34,363,300  45.016     .17
Ayala Land, Inc. (Philippines)                                  105,880,000  25.951     .10
Security Capital Global Realty (Luxembourg)(1,2,3)                1,125,000  22.084     .09
Mitsubishi Estate Co., Ltd. (Japan)                               1,000,000  10.162     .04


UTILITIES: ELECTRIC & GAS  -  0.85%
Manila Electric Co., Class A (GDR) (Philippines)(1,2,3)           3,110,000  35.921
Manila Electric Co., Class B                                      9,540,381  27.592     .25
National Power PLC (United Kingdom)                               7,135,400  55.715     .22
Cia. Energetica de Minas Gerais - CEMIG,                          3,433,226  51.928
 preferred nominative (ADR) (Brazil)
Cia. Energetica de Minas Gerais - CEMIG,                        311,044,152   2.948
 ordinary nominative
Cia. Energetica de Minas Gerais - CEMIG,                             26,066    .394     .21
 preferred nominative (ADR) (2)
Scottish Power PLC (United Kingdom)                               2,350,000  21.440     .08
Cia. Paranaense de Energia - COPEL, Class B,                      2,018,000  13.243     .05
 preferred nominative (ADR) (Brazil)
LIGHT-Servicos de Eletricidade SA (Brazil)                      136,661,000  10.144     .04


INDUSTRIAL COMPONENTS  -  0.83%
NGK Spark Plug Co., Ltd. (Japan)                                  6,412,000  61.118     .24
Minebea Co., Ltd. (Japan)                                         4,428,000  56.401     .22
Cie. Generale des Etablissements Michelin,                        1,009,444  47.696     .18
 Class B (France)
Bridgestone Corp. (Japan)                                           775,000  21.710     .08
Valeo (France)                                                      240,000  17.386     .07
Morgan Crucible Co. PLC (United Kingdom)                          2,550,836  10.792     .04


MACHINERY & ENGINEERING  -  0.82%
Mitsubishi Heavy Industries, Ltd. (Japan)                        21,000,000  80.936     .31
GKN PLC (United Kingdom)                                          4,330,000  68.117     .26
Metso Oyj (formerly Valmet-Rauma Oyj) (Finland)(1)                3,400,000  38.459     .15
Kvaerner ASA, Class A (Norway)(1)                                 1,294,720  25.988     .10


BUILDING MATERIALS & COMPONENTS  -  0.81%
Cemex, SA de CV, ordinary participation                           4,405,091 106.273     .41
 certificates, Units (ADR) (Mexico) (1)
TOSTEM CORP. (Japan)                                              2,200,000  51.495     .20
Holderbank Financiere Glaris Ltd. (Switzerland)                      39,566  51.464     .20


FINANCIAL SERVICES  -  0.73%
Nichiei Co., Ltd. (Japan)                                         1,342,900 102.882     .40
ORIX Corp. (Japan)                                                  738,000  80.967
ORIX Corp. 0.375% convertible debentures 2005               YEN600,000,000    6.113     .33


CHEMICALS  -  0.73%
BOC Group PLC (United Kingdom)                                    5,005,000 104.309     .40
L'Air Liquide (France)                                              261,095  41.475     .16
Bayer AG (Germany)                                                  600,000  23.955     .09
Imperial Chemical Industries PLC (ADR) (United Kingdom)             430,000  18.570     .08


METALS: NONFERROUS  -  0.62%
Pechiney, Class A (France)                                        2,878,675 159.586     .62


LEISURE & TOURISM  -  0.54%
Granada Group PLC (United Kingdom)                                9,697,532  85.922     .33
Seagram Co. Ltd. (Canada)                                         1,200,000  54.600     .21


AEROSPACE & MILITARY TECHNOLOGY  -  0.54%
Bombardier Inc., Class B (Canada)                                 8,400,000 139.370     .54


MISCELLANEOUS MATERIALS & COMMODITIES  -  0.36%
De Beers Consolidated Mines Ltd. (South Africa)(1)                3,368,500  92.750     .36


WHOLESALE & INTERNATIONAL TRADE  -  0.34%
Buhrmann NV (Netherlands)                                         2,744,000  46.221     .18
Mitsui & Co., Ltd. (Japan)                                        5,600,000  42.429     .16


ELECTRONIC INSTRUMENTS  -  0.34%
ADVANTEST CORP. (Japan)                                             445,200  64.449     .25
Tokyo Electron Ltd. (Japan)                                         275,000  23.912     .09


TRANSPORTATION: AIRLINES  -  0.31%
Deutsche Lufthansa AG (Germany)                                   3,050,000  55.863     .22
Qantas Airways Ltd. (Australia)                                   7,818,902  24.485     .09


TRANSPORTATION: SHIPPING  -  0.23%
Stolt-Nielsen SA, Class B (ADR) (Incorporated in                  1,160,900  19.590
 Luxembourg)
Stolt-Nielsen SA                                                    837,000  12.503     .13
Bergesen d.y. AS, Class B (Norway)                                1,130,000  17.560
Bergesen d.y. AS, Class A                                           542,800   8.857     .10


METALS: STEEL  -  0.20%
Corus Group PLC (United Kingdom)                                 19,940,200  50.233     .20


MISCELLANEOUS  -  3.26%
Other equity securities in initial period of acquisition                    846.377    3.26
                                                                           ----------------
TOTAL EQUITY SECURITIES (cost: $15,715.243 million)                        23,829.3   91.81
                                                                           ----------------


BONDS & NOTES
                                                                Principal
                                                                    Amount
                                                                (Millions)
BROADCASTING & PUBLISHING  -  0.06%
Grupo Televisa, SA  0%/13.25% 2008(4)                              $20.000   16.850     .06


NON U.S. GOVERNMENT OBLIGATIONS  -  0.57%
Brazil (Federal Republic of), Bearer 8.00% 2014                   $202.468  126.796     .49
Argentina (Republic of) 11.75% 2007                              ARP14.000   11.972     .05
Argentina (Republic of) 11.375% 2017                                $7.500    7.069     .03


                                                                           ----------------
TOTAL BONDS & NOTES (cost: $158.228 million)                                162.687     .63
                                                                           ----------------

                                                                 Principal  Market Percent
                                                                    Amount   Value  of Net
SHORT TERM SECURITIES                                           (Millions) (Million Assets

CORPORATE SHORT-TERM NOTES - 6.41%
CBA (Delaware) Finance Inc. 4.96%-5.33%                             120.000 119.685     .46
 due 10/1-11/1/1999
KfW International Finance Inc. 5.11%-5.72%                           93.500  92.385     .36
 due 10/14/1999-1/31/2000
Anz (Delaware) Inc. 5.14%-5.76% due                                  88.000  87.216     .34
 10/6/1999-1/18/2000
France Telecom, SA 5.22%-5.32% due 10/21-11/10/1999                  85.000  84.619     .33
Xerox Capital (Europe) PLC 5.22%-5.31% due                           84.300  83.730     .32
 10/13-12/16/1999
Associates First Capital Finance BV 5.15%-5.31%                      80.000  79.609     .31
 11/1-11/3/1999
Abbey National North America 5.15%-5.36% due                         80.000  79.529     .31
 10/15-12/3/1999
Halifax PLC 5.29%-5.35% due 11/22/1999-1/20/2000                     80.000  78.863     .30
Toronto-Dominion Holdings USA Inc. 5.38% due                         77.000  75.415     .29
 2/3-2/7/2000
Westpac Capital Corp. 5.32%-5.33% due 11/4-11/5/1999                 75.000  74.595     .29
National Australia Funding (Delaware) Inc.                           75.000  73.634     .28
 5.33%-5.77% due 1/19-1/27/2000
BP America Inc. 4.75%-5.33% due 10/4/1999-2/1/2000                   64.900  63.813     .25
Internationale Nederlanden (U.S.) Funding Corp.                      57.700  57.397     .22
 5.26%-5.30% due 10/18-11/18/1999
DaimlerChrylser NA Holdings 4.98%-5.65% due                          55.700  55.117     .21
 10/7/1999-2/11/2000
American Honda Finance Corp. 5.25%-5.26% due 10/12/1999              55.000  54.904     .21
BMW US Capital Corp. 5.12%-5.50% due 10/1-10/22/1999                 55.000  54.869     .21
Ford Motor Credit Co. 5.64% due 1/26-2/10/2000                       55.300  54.187     .21
Duke Energy Corp. 5.35%-5.66% due 1/21-2/14/2000                     55.000  53.873     .21
Cregem North America Inc. 5.29%-5.30% due 11/19/1999                 50.000  49.632     .19
Emerson Electric Co. 5.31%-5.67% due 1/24-1/25/2000                  50.000  49.072     .19
Merck & Co. Inc. 5.29% due 2/2/2000                                  50.000  48.998     .19
Svenska Handelsbanken 5.44% due 2/4/2000                             50.000  48.980     .19
UBS Finance Delaware LLC 5.12%-5.28% due 10/5-11/18/1999             40.000  39.874     .15
FCE Bank PLC 5.14%-5.35% due 10/21/1999-1/25/2000                    39.800  39.334     .15
British Telecommunications PLC 5.68%-5.69% due 3/2/2000              40.000  39.016     .15
Canadian Wheat Board 5.30% due 11/29/1999                            25.000  24.780     .09



FEDERAL AGENCY DISCOUNT NOTES - 0.74%
Freddie Mac 5.20%-5.42% due 12/16/1999-2/28/2000                     76.200 104.344     .40
Fannie Mae 5.20%-5.40% due 1/20-2/9/2000                             89.000  87.368     .34



CERTIFICATES OF DEPOSIT - 0.44%
Canadian Imperial Bank of Commerce 5.20%-5.40%                       81.500  81.499     .31
due 10/8-11/17/1999
National Westminster Bank PLC 5.36% due 10/25/1999                   33.000  33.000     .13



OTHER - 0.16%
Canada Bills 5.09%-5.22% due 10/19-11/30/1999                        43.000  42.697     .16



NON-U.S. CURRENCY -  0.03%
New Taiwanese Dollar                                            NT$200.293    6.328     .03
                                                                           ------------------
TOTAL SHORT-TERM SECURITIES (cost: $2,020.079 million)                     2,018.36    7.78
                                                                           ------------------

TOTAL INVESTMENT SECURITIES (cost: $17,893.550 million)                    26,010.4  100.22
Excess of payables over cash and receivables                                 56.340     .22
                                                                           ------------------
NET ASSETS                                                                 25,954.0  100.00


(1) Non-income producing securities.
(2) Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.
(3) Valued under procedures established by the Board of Trustees.
(4) Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
FDR = Fiduciary Depositary Receipts

See Notes to Financial Statements




EuroPacific Growth Fund
September 30, 1999

EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MARCH 31, 1999
Adecco
AEGON
Anglo American
Corus
Coca-Cola West Japan
De Beers Consolidated Mines
Deutsche Lufthansa
Elektrim
EM.TV & Merchandising
Hellenic Telecommunications
Hikari Tsushin
Hitachi
Ito En
Ito-Yokado
Keyence
Lion Nathan
Loblaw
Mitsubishi Heavy Industries
National Australia Bank
NEC
Nippon Telegraph and Telephone
Nycomed Amersham
Petro-Canada
Portugal Telecom
Preussag
SOFTBANK
Sumitomo Bank
Thyssen Krupp
Toronto-Dominion Bank
Toshiba
TOSTEM
Uni-Charm




EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MARCH 31, 1999 Allied Irish Banks
Centrais Eletricas Brasileiras - ELETROBRAS
CESP - Cia. Energetica de Sao Paulo
Comparex Holdings
Corporacion Mapfre
ENI
Enersis
Electrofina
Groupe Bruxelles Lambert
Kawasaki Heavy Industries
LG Semicon
Mandarin Oriental
Mazda Motor
Millicom International Cellular
Newcourt Credit
Rank
Royal Bank of Scotland
SAP
San Miguel
Siliconware Precision
TT Tieto Oy
WMC
YPF


EuroPacific Growth Fund                                                (unaudited)
Financial Statements
----------------------------------------------  ------------------  --------------
Statement of Assets and Liabilities
at September 30, 1999                           (dollars in millions)
----------------------------------------------  ------------------   -------------
ASSETS:
Investment securities at market
 (cost: $17,893.550)                                                   $26,010.437
Cash                                                                          .507
Receivables for-
 Sales of investments                                     $17.274
 Sales of fund's shares                                    62.796
 Dividends and accrued interest                            71.191          151.261
                                                ------------------ ---------------
                                                                        26,162.205
LIABILITIES:
Payables for-
 Purchases of investments                                 125.641
 Repurchases of fund's shares                              66.450
 Management services                                        9.946
 Accrued expenses                                           6.071          208.108
                                                ------------------ ---------------
NET ASSETS AT SEPTEMBER 30, 1999-
 Equivalent to $34.25 per share on
 757,711,176 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                           $25,954.097
                                                                   ===============



Statement of Operations                                                (unaudited)
for the six months ended September 30, 1999
----------------------------------------------    ---------------    -------------
INVESTMENT INCOME:
Income:
 Dividends                                               $221.641
 Interest                                                  64.979         $286.620
                                                -------------------
Expenses:
 Management services fee                                   56.343
 Distribution expenses                                     30.828
 Transfer agent fee                                         8.947
 Reports to shareholders                                     .518
 Registration statement and prospectus                       .369
 Postage, stationery and supplies                           1.398
 Trustees' fees                                              .131
 Auditing and legal fees                                     .091
 Custodian fee                                              4.546
 Taxes other than federal income tax                         .034
 Other expenses                                              .128          103.333
                                                ------------------ ---------------
 Net investment income                                                     183.287
                                                                   ---------------
REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
Net realized gain                                                          868.150
Net change in unrealized appreciation on
 investments                                                             2,134.542
                                                ------------------ ---------------
 Net realized gain and unrealized
  appreciation on investments                                            3,002.692
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                             $3,185.979
                                                                   ===============




----------------------------------------------  ------------------ ---------------

Statement of Changes in Net Assets                     Six months       Year ended
(dollars in millions)                            ended 9/30/1999*        3/31/1999
----------------------------------------------  -------------------------------------
OPERATIONS:
Net investment income                                $    183.287     $    299.948
Net realized gain on investments                          868.150          769.649
Net increase in unrealized appreciation
 on investments                                         2,134.542          523.918
                                                -------------------------------------
 Net increase in net assets resulting
  from operations                                       3,185.979        1,593.515
                                                -------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                      (76.877)        (258.117)
Distributions from net realized gain on
 investments                                             (109.826)        (901.166)
                                                -------------------------------------
 Total dividends and distributions                       (186.703)      (1,159.283)
                                                -------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold: 96,010,537
 and 149,373,115 shares, respectively                   3,137.010        4,252.412
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 5,768,605 and 39,600,216 shares,
 respectively                                             177.881        1,110.693
Cost of shares repurchased: 75,058,842
 and 179,052,856 shares, respectively                  (2,443.045)      (5,030.545)
                                                -------------------------------------

 Net increase in net assets resulting from
  capital share transactions                              871.846          332.560
                                                -------------------------------------

TOTAL INCREASE IN NET ASSETS                            3,871.122          766.792

NET ASSETS:
Beginning of period                                    22,082.975       21,316.183
                                                 ----------------- -----------------
End of period (including undistributed
 net investment income:  $171.771
 and $65.361, respectively)                           $25,954.097      $22,082.975
                                                ======================================


* Unaudited

See Notes to Financial Statements


Notes to financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the United States.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2.   NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     TAXATION - Net realized gain and net unrealized gain of the fund derived in India are subject to certain non-U.S. taxes at a rate of 10%. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain. Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended September 30, 1999, such non-U.S. taxes were $28,216,000.

     CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $2,270,000 for the six months ended September 30, 1999.

3.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of September 30, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $8,116,887,000, of which $8,797,740,000 related to appreciated securities and $680,853,000 related to depreciated securities. During the six months ended September 30, 1999, the fund realized, on a tax basis, a net capital gain of $870,736,000 on securities transactions. Net losses related to non-U.S. currency transactions of $2,586,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $17,893,550,000 at September 30, 1999.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $56,343,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.69% of the first $500 million of average net assets; 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion; 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion; 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.45% of such assets in excess of $10.5 billion but not exceeding $17.0 billion; and 0.445% of such assets in excess of $17.0 billion.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended September 30, 1999, distribution expenses under the Plan were limited to $30,828,000. Had no limitation been in effect, the fund would have paid $34,094,000 in distribution expenses under the Plan. As of September 30, 1999, accrued and unpaid distribution expenses were $4,460,000.

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,665,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $8,947,000.

     DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $823,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities excluding short-term securities, of $3,785,063,000 and $2,889,728,000, respectively, during the six months ended September 30, 1999.

     As of September 30, 1999, accumulated undistributed net realized gain on investments was $895,496,000 and paid-in capital was $16,011,481,000.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $4,546,000 includes $60,000 that was paid by these credits rather than in cash.

     At September 30, 1999, the fund had no outstanding forward currency contracts.


Per-Share Data and Ratios                                 Six months
                                                              ended Year Ended March 31
                                                          9/30/99 (1    1999        1998

Net Asset Value, Beginning of Period                         $30.21    $29.56    $26.70
                                                          --------------------------------
 Income From Investment Operations:
  Net investment income                                         .24       .42       .45
  Net gains or losses on securities (both
   realized and unrealized)                                   4.055      1.85      4.79
                                                          --------------------------------
   Total from investment operations                           4.295      2.27      5.24
                                                          -------------------------------
 Less Distributions:
  Dividends (from net investment income)                      (.105)     (.36)    (.433)
  Dividends (from net realized non-U.S. currency gains) (2        -         -     (.017)
  Distributions (from capital gains)                           (.15)    (1.26)    (1.93)
                                                          -------------------------------
   Total distributions                                        (.255)    (1.62)    (2.38)
                                                          -------------------------------
Net Asset Value, End of Period                               $34.25    $30.21    $29.56
                                                          ==============================

Total Return (3)                                          14.31% (4)     8.18%    20.97%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                    $25,954   $22,083   $21,316
 Ratio of expenses to average net assets                  0.43% (4)       .84%      .86%
 Ratio of net income to average net assets                0.76% (4)      1.45%     1.64%
 Portfolio turnover rate                                  13.15% (4)    31.73%    30.51%



                                                                1997      1996      1995

Net Asset Value, Beginning of Period                         $24.28    $20.89    $21.95
                                                          -----------------------------
 Income From Investment Operations:
  Net investment income                                         .46       .46       .35
  Net gains or losses on securities (both
   realized and unrealized)                                    3.28      3.63      (.19)
                                                          -----------------------------
   Total from investment operations                            3.74      4.09       .16
                                                          --------- -------------------
 Less Distributions:
  Dividends (from net investment income)                       (.41)     (.49)    (.317)
  Dividends (from net realized non-U.S. currency gains) (2     (.03)        -     (.003)
  Distributions (from capital gains)                           (.88)     (.21)     (.90)
                                                          --------- -------------------
   Total distributions                                        (1.32)     (.70)    (1.22)
                                                          --------- -------------------
Net Asset Value, End of Period                               $26.70    $24.28    $20.89
                                                           ========  ========   =======

Total Return (3)                                              15.88%    19.84%      .71%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                    $16,737   $12,335    $8,588
 Ratio of expenses to average net assets                        .90%      .95%      .97%
 Ratio of net income to average net assets                     1.77%     2.09%     1.80%
 Portfolio turnover rate                                      25.82%    21.77%    16.02%


(1)  Unaudited

(2) Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

(3)  Excludes maximum sales charge of 5.75%.

(4) Based on operations for the period shown and, accordingly, not representative of a full year.




EuroPacific Growth Fund
Investment Portfolio, March 31, 1999



                                                                                   Largest                             Percent
                                                                                   Individual                           of Net
Industry Diversification                                                           Holdings                             Assets
Percent of Net Assets
19.13%  Telecommunications                                                         Mannesmann                              3.42
8.43%   Banking                                                                    Telecom Italia                          2.50
7.20%   Health & Personal Care                                                     Astra                                   2.42
5.61%   Broadcasting & Publishing                                                  Telefonos de Mexico                     1.67
5.38%   Electronic Components                                                      Deutsche Telekom                        1.65
44.28%  Other Industries                                                           Nokia                                   1.65
 .56%    Bonds & Notes                                                              Novartis                                1.59
9.41%   Cash and Equivalents                                                       News Corp.                              1.45
                                                                                   Dixons Group                            1.37
                                                                                   Ericsson                                1.34




                                                                                              Shares or      Market    Percent
                                                                                              Principal       Value     of Net
EQUITY SECURITIES (common and preferred stocks and convertible debentures )                      Amount  (Millions)     Assets
--------------------------------------------                                                   --------    --------   --------

TELECOMMUNICATIONS  -  19.13%
Mannesmann AG (Germany)                                                                        5,907,500     754.277       3.42
Telecom Italia SpA, nonconvertible savings shares (Italy)                                     55,084,500     327.525
Telecom Italia SpA, ordinary shares                                                           21,200,000     225.173       2.50
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                          5,147,000     337.129
Telefonos de Mexico, SA de CV, Class L                                                         9,612,500      31.419       1.67
Deutsche Telekom AG (Germany)                                                                  8,929,983     363.839       1.65
Orange PLC (United Kingdom) (1)                                                               15,274,500     213.649        .97
Telecom Italia Mobile SpA (Italy)                                                             14,805,000      99.150
Telecom Italia Mobile SpA, savings shares                                                     20,705,000      79.823        .81
Telefonica, SA (Spain)                                                                         3,779,900     160.289        .73
Swisscom AG (Switzerland) (1)                                                                    406,810     159.091        .72
Tele Danmark AS (Denmark)                                                                        997,200      98.816
Tele Danmark AS, Class B (ADR)                                                                 1,012,100      49.593        .67
COLT Telecom Group PLC (United Kingdom) (1)                                                    7,696,000     138.438
COLT Telecom Group PLC 2.00% convertible debentures 2005                                    DM5,000,000        3.197        .64
Koninklijke PTT Nederland NV (Netherlands)                                                     3,240,947     128.900        .58
France Telecom, SA (France)                                                                    1,274,444     103.026        .47
DDI Corp. (Japan)                                                                                 21,755     102.852        .47
Vodafone Group PLC (United Kingdom)                                                            4,274,948      79.313
Vodafone Group PLC (ADR)                                                                         105,000      19.714        .45
Teleglobe Inc. (Canada)                                                                        3,100,000      94.388        .43
Telecom Corp. of New Zealand Ltd. (New Zealand)                                               13,889,200      67.844
Telecom Corp. of New Zealand Ltd. (2)                                                          4,107,000      20.061
Telecom Corp. of New Zealand Ltd. (ADR)                                                           63,600       2.480        .41
Philippine Long Distance Telephone Co. (ADR)  (Philippines)                                    1,624,094      42.023
Philippine Long Distance Telephone Co., convertible preferred
 Series III (GDR)                                                                                400,000      19.000
Philippine Long Distance Telephone Co.                                                           533,120      14.088        .34
NTT Mobile Communications Network, Inc. (Japan)                                                    1,479      73.045        .33
Compania de Telecomunicaciones de Chile SA (ADR) (Chile)                                       3,051,273      71.896        .33
British Telecommunications PLC (United Kingdom)                                                4,000,000      65.489        .30
Videsh Sanchar Nigam Ltd. (GDR) (India) (2)                                                    3,781,159      38.568
Videsh Sanchar Nigam Ltd.                                                                        450,000       7.227
Videsh Sanchar Nigam Ltd. (GDR)                                                                  486,950       4.967        .22
SK Telecom Co., Ltd. (ADR) (South Korea)                                                       1,861,650      22.689
SK Telecom Co., Ltd.                                                                              21,927      19.072        .19
Telefonica de Argentina SA, Class B (ADR) (Argentina)                                          1,189,400      35.979        .16
Mahanagar Telephone Nigam Ltd. (India)                                                         6,850,000      28.571
Mahanagar Telephone Nigam Ltd. (GDR) (2)                                                         570,600       6.063        .16
Telefonica del Peru SA, Class B (ADR) (Peru)                                                   2,408,900      30.713        .14
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.
 (ADR) (Indonesia)                                                                               892,700      11.549
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.                                   7,290,500       9.770        .09
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                            655,500      17.535        .08
Telstra Corp. Ltd. (Australia)                                                                 2,800,000      14.691        .07
Telecom Argentina STET-France Telecom SA, Class B (ADR) (Argentina)                              439,300      12.053        .05
Millicom International Cellular SA (Luxembourg) (1)                                              440,000      11.440        .05
Telesp Celular Participacoes SA, preferred nominative (Brazil)                               194,412,100       7.255
Telesp Celular Participacoes SA, ordinary nominative                                          39,540,000        .945        .03



BANKING  -  8.43%
Bank of Nova Scotia (Canada)                                                                  12,098,200     257.212       1.16
Westpac Banking Corp. (Australia)                                                             25,275,696     184.750        .85
ABN AMRO Holding NV (Netherlands)                                                              8,528,000     177.642        .80
Fuji Bank, Ltd. (Japan)                                                                       12,871,000      76.172
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
 preferred (2)                                                                                41,000,000      36.490        .50
HSBC Holdings PLC (United Kingdom)                                                             3,508,374     110.019        .50
Sakura Bank, Ltd. (Japan)                                                                     32,369,000      98.104
Sakura Finance (Bermuda) Trust, convertible preference share units                         1,614,000,000       9.606        .49
Australia and New Zealand Banking Group Ltd. (Australia)                                      14,736,339     107.245        .49
Bank of Scotland (United Kingdom)                                                              7,385,000      98.629        .45
Asahi Bank, Ltd. (Japan)                                                                      15,834,000      83.548        .38
Royal Bank of Canada (Canada)                                                                  1,752,700      82.258        .37
ForeningsSparbanken AB, Class A (Sweden)                                                       3,400,000      80.072        .36
Bangkok Bank PCL (Thailand) (1)                                                               32,400,000      66.475        .31
Tokai Bank, Ltd. (Japan)                                                                       9,662,000      62.320        .28
Commonwealth Bank of Australia (Australia)                                                     3,666,248      60.328        .27
Hang Seng Bank Ltd. (Hong Kong)                                                                6,095,500      56.047        .25
STB Cayman Capital Ltd. 0.50% convertible debentures 2007 (Japan)                        Y5,925,000,000       49.021        .22
Royal Bank of Scotland Group PLC (United Kingdom)                                              2,067,974      45.106        .20
Banque Nationale de Paris (France)                                                               475,000      41.321        .19
Allied Irish Banks, PLC (Ireland)                                                              1,050,000      18.128        .08
Barclays Bank PLC (United Kingdom)                                                               522,400      15.103        .07
Unidanmark A/S, Class A (Denmark)                                                                212,000      14.478        .07
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                    600,000      11.550        .05
MBL International Finance (Bermuda) Trust 3.00% convertible
 debentures 2002 (Bermuda)                                                                  $10,000,000       10.625        .05
Toyo Trust and Banking Co., Ltd. (Japan)                                                       2,800,000       8.723        .04



HEALTH & PERSONAL CARE  -  7.20%
Astra AB, Class A (Sweden)                                                                    20,514,400     470.640
Astra AB, Class B                                                                              2,832,267      64.288       2.42
Novartis AG (Switzerland)                                                                        215,866     350.673       1.59
Zeneca Group PLC (United Kingdom)                                                              5,693,900     266.975       1.21
Elan Corp., PLC (ADR) (Ireland) (1)                                                            2,337,400     163.034        .74
Glaxo Wellcome PLC (United Kingdom)                                                            2,185,000      72.887
Glaxo Wellcome PLC (ADR)                                                                       1,000,000      66.937        .63
SmithKline Beecham PLC (ADR) (United Kingdom)                                                    850,000      60.775        .28
Synthelabo (France)                                                                              128,000      27.837        .13
Shiseido Co., Ltd. (Japan)                                                                     1,628,000      22.540        .10
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                                       1,469,000      23.129        .10



BROADCASTING & PUBLISHING  -  5.61%
News Corp. Ltd. (ADR) (Australia)                                                              3,958,200     116.767
News Corp. Ltd., preferred                                                                    15,423,952     106.270
News Corp. Ltd.                                                                                8,735,006      64.803
News Corp. Ltd., preferred (ADR)                                                               1,181,600      32.494       1.45
CANAL + (France)                                                                                 680,015     199.265        .90
Mediaset SpA (Italy) (2)                                                                       9,174,544      86.207
Mediaset SpA                                                                                   8,093,000      76.045        .73
Grupo Televisa, SA, ordinary participation certificates
 (ADR) (Mexico) (1)                                                                            4,347,700     136.409        .62
Pearson PLC (United Kingdom)                                                                   2,460,000      55.873        .25
Thomson Corp. (Canada)                                                                         1,660,000      46.524        .21
Fuji Television Network Inc. (Japan)                                                               9,195      46.577        .21
Nippon Television Network Corp. (Japan)                                                          113,650      43.752        .20
Pathe (France)                                                                                   165,000      42.384        .19
Television Broadcasts Ltd. (Hong Kong)                                                        10,677,000      38.924        .18
Publishing & Broadcasting Ltd. (Australia)                                                     5,429,789      31.060        .14
Arnoldo Mondadori Editore SpA (Italy) (1)                                                      1,950,000      29.105        .13
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                                            211,822      18.852
Modern Times Group MTG AB, Class A (1)                                                           302,260       5.113        .11
Societe Europeenne des Satellites SA, Class A (FDR) (Luxemborg) (1)                              150,000      20.399        .09
Daily Mail and General Trust PLC, Class A (United Kingdom)                                       395,000      19.149        .09
United News & Media PLC 6.125% convertible
 debentures 2003 (United Kingdom)                                                          GBP7,400,000       12.670        .06
Independent Newspapers, PLC (Ireland)                                                          2,249,202      10.196        .05



ELECTRONIC COMPONENTS  -  5.38%
Murata Manufacturing Co., Ltd. (Japan)                                                         5,371,000     285.667       1.29
Rohm Co., Ltd. (Japan)                                                                         2,235,000     266.992       1.21
Samsung Electronics Co., Ltd. (South Korea)                                                    3,324,289     257.592
Samsung Electronics Co., Ltd. (GDR) (2)                                                          203,596       8.327       1.21
Hoya Corp. (Japan)                                                                             2,294,000     130.145        .59
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)                                              19,400,000     103.678        .47
Hirose Electric Co., Ltd. (Japan)                                                              1,000,000      83.580        .38
Siliconware Precision Industries Co., Ltd. (Taiwan)                                           23,199,400      47.281        .21
LG Semicon Co., Ltd. (South Korea)                                                               395,233       4.046        .02



BUSINESS & PUBLIC SERVICES  -  5.16%
Rentokil Initial PLC (United Kingdom)                                                         31,860,900     197.123        .89
Reuters Group PLC (United Kingdom)                                                            12,094,933     177.176        .80
TNT Post Groep (Netherlands)                                                                   5,126,900     154.384        .70
Vivendi SA (France)                                                                              482,170     118.600        .56
Brambles Industries Ltd. (Australia)                                                           4,005,000     102.039        .46
United Utilities PLC (United Kingdom)                                                          4,978,414      60.237        .27
Securitas AB, Class B (Sweden)                                                                 3,108,000      49.175        .22
Hyder PLC (United Kingdom)                                                                     3,850,000      48.758        .22
Hays PLC (United Kingdom)                                                                      4,600,000      47.904        .22
Thames Water PLC (United Kingdom)                                                              2,786,597      42.349        .19
Comparex Holdings Ltd. (South Africa)                                                          4,500,000      35.127        .16
Ratin A/S, Class B (Denmark)                                                                     140,000      25.224        .11
Dimension Data Holdings Ltd. (South Africa) (1)                                                5,267,818      23.424        .11
ALTRAN TECHNOLOGIES (France)                                                                     100,000      25.364        .11
TT Tieto Oy (Finland)                                                                            500,000      20.588        .09
SAP AG (Germany)                                                                                  37,000      11.900        .05



ELECTRICAL & ELECTRONICS  -  4.40%
Nokia Corp., Class A (Finland)                                                                 1,438,000     231.408
Nokia Corp., Class A (ADR)                                                                       850,000     132.388       1.65
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                              8,580,100     208.853
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                 3,620,000      86.201       1.34
Matsushita Communication Industrial Co., Ltd. (Japan)                                          1,600,000     108.198        .49
Siemens AG (Germany)                                                                           1,000,000      66.809        .30
ECI Telecom Ltd. (Israel)                                                                      1,765,000      61.775        .28
Premier Farnell PLC (United Kingdom)                                                          13,567,800      47.280        .21
Northern Telecom Ltd. (Canada)                                                                   460,000      28.577        .13



AUTOMOBILES  -  3.91%
Bayerische Motoren Werke AG (Germany)                                                            383,480     249.771
Bayerische Motoren Werke AG, preferred                                                            56,726      20.873       1.22
Suzuki Motor Corp. (Japan)                                                                    14,565,000     193.175        .87
Volvo AB, Class B (Sweden)                                                                     4,970,000     130.353        .59
Honda Motor Co., Ltd. (Japan)                                                                  1,890,000      85.365        .39
Peugeot SA (France)                                                                              500,000      71.881        .33
Mitsubishi Motors Corp. (Japan) (1)                                                           17,820,000      66.496        .30
Porsche AG, preferred (Germany)                                                                   10,000      24.554        .11
Nissan Motor Co., Ltd. (Japan)                                                                 4,000,000      15.534        .07
Mazda Motor Corp. (Japan)                                                                      1,669,000       6.482        .03



MERCHANDISING  -  3.40%
Dixons Group PLC (United Kingdom)                                                             14,350,000     302.774       1.37
Kingfisher PLC (United Kingdom)                                                                6,862,231      86.629        .40
Carrefour SA (France)                                                                             98,000      75.521        .34
Cifra, SA de CV, Class V (Mexico) (1)                                                         36,408,570      57.167
Cifra, SA de CV, Class C (1)                                                                   8,402,600      12.981        .32
Koninklijke Ahold NV (Netherlands)                                                             1,076,010      41.228
Koninklijke Ahold NV 3.00% convertible debentures 2003                                      $18,900,000       12.096        .24
Tesco PLC (United Kingdom)                                                                    17,744,600      47.510        .22
H & M Hennes & Mauritz AB, Class B (Sweden)                                                      500,000      37.729        .17
Safeway PLC (United Kingdom)                                                                   7,615,000      29.945        .14
Coles Myer Ltd. (Australia)                                                                    5,311,047      28.886        .13
George Weston Ltd. (Canada)                                                                      350,000      14.801        .06
Amway Japan Ltd. (ADR) (Japan)                                                                   581,250       2.543        .01
Edgars Stores Ltd. (South Africa)                                                                 57,720        .298        .00



ENERGY SOURCES  -  2.82%
Royal Dutch Petroleum Co. (Netherlands)                                                        1,600,000      85.049
Royal Dutch Petroleum Co. (New York Registered Shares)                                           280,000      14.560
"Shell" Transport and Trading Co., PLC
 (New York Registered Shares) (United Kingdom)                                                   675,000      27.422        .57
Broken Hill Proprietary Co. Ltd. (Australia)                                                  14,767,604     126.246        .57
Elf Aquitaine (France)                                                                           790,000     107.263        .49
TOTAL, Class B (ADR) (France)                                                                    828,807      50.557
TOTAL, Class B                                                                                   185,693      22.868        .33
Sasol Ltd. (South Africa)                                                                     13,213,700      65.404        .30
Norsk Hydro AS (Norway)                                                                          650,000      26.495
Norsk Hydro AS (ADR)                                                                             500,000      20.187        .21
ENI SpA (Italy)                                                                                3,500,000      22.401
ENI SpA (ADR)                                                                                    250,000      15.781        .17
YPF SA, Class D (ADR) (Argentina)                                                                850,000      26.828        .12
Electrafina SA (Belgium)                                                                         107,764      12.503        .06



INSURANCE  -  2.73%
ING Groep NV (Netherlands)                                                                     5,231,681     288.257       1.31
PartnerRe Holdings Ltd. (Singapore - Incorporated in Bermuda)                                  2,031,900      82.292        .37
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                      7,753,283      73.299        .33
Union des Assurances Federales (France)                                                          493,960      59.177        .27
Allied Zurich PLC (United Kingdom) (1)                                                         4,065,000      54.760        .25
Swiss Life-Glaxo Wellcome 2.00% convertible debentures
 2003 (Switzerland) (2)                                                                     $15,000,000       16.970
Swiss Life-Mannesmann 1.50% convertible debentures 2003 (2)                                  $8,000,000       10.490        .12
Corporacion Mapfre, CIR, SA (Spain)                                                              858,500      16.947        .08



MULTI-INDUSTRY  -  2.44%
Orkla AS, Class A (Norway)                                                                     7,896,000     121.076
Orkla AS, Class B                                                                              2,000,000      26.656        .67
BTR Siebe PLC (formerly Siebe PLC) (United Kingdom)                                           30,780,000     137.303        .62
Lend Lease Corp. Ltd. (Australia)                                                              7,006,526      89.472        .40
Hutchison Whampoa Ltd. (Hong Kong)                                                             7,735,000      60.890        .28
Lagardere Groupe SCA (France)                                                                    920,000      29.878        .14
TI Group PLC (United Kingdom)                                                                  3,983,500      25.835        .12
Swire Pacific Ltd., Class A (Hong Kong)                                                        5,000,000      23.229        .10
Ayala Corp. (Philippines)                                                                     62,388,750      18.991        .09
PT Astra International (Indonesia) (1)                                                        54,000,000       5.180        .02
Groupe Bruxelles Lambert SA (Belgium) (1)                                                        126,900        .006        .00



BEVERAGES & TOBACCO  -  1.98%
Foster's Brewing Group Ltd. (Australia)                                                       54,501,800     160.770        .73
South African Breweries PLC (United Kingdom) (1)                                               7,947,287      69.000        .31
Panamerican Beverages, Inc., Class A (Mexico)                                                  3,322,800      58.357        .26
Coca-Cola Amatil Ltd. (Australia)                                                              9,534,119      41.450
Coca-Cola Beverages PLC (United Kingdom) (1)                                                   9,567,371      15.512        .26
Swedish Match AB (Sweden)                                                                     11,076,924      38.827        .18
San Miguel Corp., Class B (Philippines)                                                       17,556,700      29.337        .13
Asahi Breweries, Ltd. (Japan)                                                                  1,056,000      13.819
Asahi Breweries, Ltd. 1.00% convertible debentures 2003                                    Y413,000,000        4.707
Asahi Breweries, Ltd. 0.90% convertible debentures 2001                                    Y296,000,000        3.399
Asahi Breweries, Ltd. 0.95% convertible debentures 2002                                    Y178,000,000        1.958        .11
I.T.C. Ltd. (India)                                                                                  372        .008        .00



FOOD & HOUSEHOLD PRODUCTS  -  1.70%
Reckitt & Colman PLC (United Kingdom)                                                         11,772,175     127.627        .58
Nestle SA (Switzerland)                                                                           69,000     125.535        .57
Groupe Danone (France)                                                                           161,185      40.552        .18
Raisio Group PLC (Finland)                                                                     3,771,700      34.968        .16
Cadbury Schweppes PLC (United Kingdom)                                                         2,000,000      29.168        .13
Benckiser NV, Class B (Netherlands)                                                              300,000      16.821        .08



RECREATION & OTHER CONSUMER PRODUCTS  -  1.64%
Nintendo Co., Ltd. (Japan)                                                                     1,702,200     146.868        .66
EMI Group PLC (United Kingdom)                                                                10,500,000      74.958        .34
Fuji Photo Film Co., Ltd. (Japan)                                                              1,280,000      48.412        .22
Sony Music Entertainment (Japan) Inc. (Japan)                                                    474,800      35.875        .16
Bajaj Auto Ltd. (India)                                                                        2,047,500      29.777
Bajaj Auto Ltd. (GDR)                                                                             75,000       1.275        .14
Square Co., Ltd. (Japan)                                                                         730,000      26.069        .12



APPLIANCES & HOUSEHOLD DURABLES  -  1.33%
Sony Corp. (Japan)                                                                             2,153,500     199.078        .90
Koninklijke Philips Electronics NV (formerly Philips Electronics NV)
 (Netherlands)                                                                                 1,170,000      95.277        .43



UTILITIES: ELECTRIC & GAS  -  1.29%
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative
 (ADR) (Brazil)                                                                                3,433,226      75.960
Cia. Energetica de Minas Gerais - CEMIG, ordinary nominative                                 311,044,152       4.298
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative
 (ADR) (2)                                                                                        26,066        .577
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                        596           0        .36
Manila Electric Co., Class A (GDR) (Philippines) (1,2,3)                                       3,110,000      39.379
Manila Electric Co., Class B                                                                   9,540,381      31.636        .32
National Power PLC (United Kingdom)                                                            7,135,400      54.881        .25
Centrais Eletricas Brasileiras SA - ELETROBRAS,
 Class B, preferred nominative (ADR) (Brazil)                                                  2,100,500      21.530
Centrais Eletricas Brasileiras SA - ELETROBRAS,
 ordinary nominative (ADR)                                                                       419,000       3.981        .12
Scottish Power PLC (United Kingdom)                                                            2,350,000      20.586        .09
Cia. Paranaense de Energia - COPEL, Class B, preferred nominative
 (ADR) (Brazil)                                                                                2,018,000      15.135        .07
Enersis SA (ADR) (Chile)                                                                         316,900       8.497        .04
LIGHT-Servicos de Eletricidade SA (Brazil)                                                    41,650,000       3.886        .02
CESP - Cia. Energetica de Sao Paulo, preferred nominative
 (ADR) (Brazil)                                                                                  455,084       2.731
CESP - Cia. Energetica de Sao Paulo, preferred nominative (ADR) (2)                              297,000       1.782        .02



REAL ESTATE  -  1.16%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                                       10,138,000      77.190        .35
Sun Hung Kai Properties Ltd. (Hong Kong)                                                       8,150,000      61.001        .28
Hongkong Land Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                             34,363,300      44.672        .20
Mitsubishi Estate Co., Ltd. (Japan)                                                            2,657,000      27.030        .12
Ayala Land, Inc. (Philippines)                                                                83,880,000      24.447        .11
Security Capital Global Realty (Luxembourg) (1,2,3)                                            1,125,000      22.500        .10



INDUSTRIAL COMPONENTS  -  1.07%
NGK Spark Plug Co., Ltd. (Japan)                                                               6,412,000      73.945        .33
Minebea Co., Ltd. (Japan)                                                                      4,559,000      47.110        .22
Cie. Generale des Etablissements Michelin, Class B (France)                                    1,009,444      45.269        .20
Valeo (France)                                                                                   530,000      41.472        .19
Bridgestone Corp. (Japan)                                                                        775,000      19.759        .09
Morgan Crucible Co. PLC (United Kingdom)                                                       2,550,836       8.848        .04



FOREST PRODUCTS & PAPER  -  1.03%
UPM-Kymmene Corp. (Finland)                                                                    3,680,800     101.701        .45
Abitibi-Consolidated Inc. (Canada)                                                             9,500,000      85.074        .39
Stora Enso Oyj (formerly Stora Kopparbergs Bergslags AB) (Finland)                             2,394,843      23.780        .11
AssiDoman AB (Sweden)                                                                            828,000      16.829        .08



FINANCIAL SERVICES  -  0.96%
Nichiei Co., Ltd. (Japan)                                                                      1,342,900     120.288        .54
Newcourt Credit Group Inc. (Canada)                                                            2,231,640      60.251        .27
ORIX Corp. (Japan)                                                                               420,000      31.522        .15



DATA PROCESSING & REPRODUCTION  -  0.90%
Fujitsu Ltd. (Japan)                                                                           8,446,000     135.621        .62
Acer Inc. (Taiwan) (1)                                                                        47,125,000      62.748        .28



CHEMICALS  -  0.75%
BOC Group PLC (United Kingdom)                                                                 6,430,000      89.705        .41
L'Air Liquide (France) (1)                                                                       261,095      38.889        .18
Bayer AG (Germany)                                                                               600,000      22.471        .10
Imperial Chemical Industries PLC (ADR) (United Kingdom)                                          430,000      15.399        .06



BUILDING MATERIALS & COMPONENTS  -  0.60%
Cemex, SA de CV, ordinary participation certificates (Mexico)                                 18,063,379      73.753
Cemex, SA de CV, Class B                                                                       2,210,625       9.282
Cemex, SA de CV, Class A, ordinary participation certificates                                  1,793,075       7.444        .41
Holderbank Financiere Glaris Ltd. (Switzerland)                                                   38,045      42.601        .19



MACHINERY & ENGINEERING  -  0.58%
GKN PLC (United Kingdom)                                                                       4,270,000      65.168        .30
Valmet Oy (Finland)                                                                            3,400,000      39.081        .18
Kvaerner AS, Class A (Norway)                                                                    924,800      16.455        .07
Kawasaki Heavy Industries, Ltd. (Japan)                                                        3,330,000       7.253        .03



METALS: NONFERROUS  -  0.56%
Pechiney, Class A (France)                                                                     2,878,675     104.083        .47
WMC Ltd. (Australia)                                                                           6,064,917      19.351        .09



OTHER INDUSTRIES  -  2.08%
Bombardier Inc., Class B (Canada)                                                              8,400,000     110.607        .50
Seagram Co. Ltd. (Canada)                                                                      1,200,000      60.000        .27
Buhrmann NV (Netherlands)                                                                      2,744,000      47.682        .22
ADVANTEST CORP. (Japan)                                                                          545,200      41.655        .19
Mitsui & Co., Ltd. (Japan)                                                                     5,600,000      37.869        .17
Qantas Airways Ltd. (Australia)                                                               14,109,102      37.369        .17
Granada Group PLC (United Kingdom)                                                             1,648,765      33.835        .15
Tokyo Electron Ltd. (Japan)                                                                      575,000      29.757        .14
Stolt-Nielsen SA, Class B (ADR) (Incorporated in Luxembourg)                                   1,147,500      13.985
Stolt-Nielsen SA                                                                                 837,000       9.050        .10
Bergesen d.y. AS, Class B (Norway)                                                             1,130,000      14.622
Bergesen d.y. AS, Class A                                                                        542,800       7.446        .10
Rank Group PLC (United Kingdom)                                                                2,500,000       9.120        .04
Mandarin Oriental International Ltd. (Singapore)                                               9,670,312       6.286        .03


MISCELLANEOUS - 1.79%
Other equity securities in intial period of acquisition                                                      394.852       1.79
                                                                                                         ---------- ----------
TOTAL EQUITY SECURITIES (cost: $13,907.584 million)                                                       19,881.562      90.03
                                                                                                         ---------- ----------

BONDS & NOTES
                                                                                              Principal
                                                                                                 Amount
                                                                                             (Millions)
BROADCASTING & PUBLISHING  -  .08%
Grupo Televisa, SA  0%/13.25% 2008 (4)                                                          $20.000       16.850        .08



MULTI-INDUSTRY  -  .01%
Hutchison Whampoa Finance (CI) Ltd., Series D, 6.988% 2037 (1)                                     1.350       1.278
Hutchison Whampoa, Series C, 7.50% 2027 (1)                                                        1.450       1.248        .01



GOVERMENTS AND GOVERNMENTAL AUTHORITIES
 (excluding U.S. government) - .47%
Brazil (Federal Republic of), Bearer 8.00% 2014                                                  130.645      83.286        .38
Argentina (Republic of)11.75% 2007                                                            ARP14.000       12.854
Argentina (Republic of)11.375% 2017                                                                7.500       7.097        .09

                                                                                                         ---------- ----------
TOTAL BONDS & NOTES (cost: $111.319 million)                                                                 122.613        .56
                                                                                                         ---------- ----------

                                                                                              Principal     Market     Percent
                                                                                                 Amount       Value     of Net
SHORT-TERM SECURITIES                                                                        (Millions)  (Millions)     Assets

Corporate Short-Term Notes - 7.03%
BMW U.S. Capital Corp. 4.77%-4.80% due 4/12-5/5/1999                                              92.000      91.786        .42
International Business Machines Corp. 4.81%-4.86%
 due 4/21-6/10/1999                                                                               80.000      79.590        .36
FCE Bank PLC 4.81%-4.83% due 4/09-5/21/1999                                                       79.200      78.870        .36
Ciesco LP 4.78%-4.83% due 4/8-5/20/1999                                                           77.900      77.511        .35
Associates First Capital Finance BV 4.83%-4.87%
 due 4/29-6/7/1999                                                                                77.400      76.967        .35
Abbey National North America 4.80%-4.84% due 4/12-5/13/1999                                       75.000      74.681        .33
DaimlerChrylser NA Holdings 4.82%-4.87% due 4/28-5/24/1999                                        70.775      70.375        .33
Halifax PLC 4.75%-4.83% due 4/7-6/3/1999                                                          68.500      68.186        .31
Xerox Capital (Europe) PLC 4.78%-4.80% due 4/27-5/5/1999                                          66.000      65.723        .29
Toyota Motor Credit Corp. 4.80%-4.82% due 4/6-6/28/1999                                           57.671      57.233        .26
Lloyds Bank PLC 4.83%-4.84% due 4/1-4/6/1999                                                      57.200      57.173        .26
Rio Tinto America Inc. 4.83%-4.84% due 5/25-6/7/1999                                              56.000      55.496        .25
American Honda Finance Corp. 4.83%-4.85% due 4/13-5/25/1999                                       55.200      54.880        .25
British Columbia (Province of) 4.77%-4.97% due 4/13-5/13/1999                                     53.775      53.634        .25
Canadian Wheat Board 4.80% due 5/27/1999                                                          53.283      52.875        .24
General Electric Capital Corp. 4.80%-4.84% due 5/7-5/19/1999                                      51.400      51.108        .23
Commonwealth Bank of Australia 4.85% due 4/12/1999                                                50.000      49.920        .23
American Express Credit Corp. 4.77%-4.82% due 4/23-4/26/1999                                      45.300      45.148        .20
Svenska Handelsbanken 4.78%-4.89% due 5/3-5/28/1999                                               45.000      44.783        .20
Motiva Enterprises LLC 4.83%-4.88% due 4/9-5/11/1999                                              42.500      42.304        .19
Westpac Capital Corp. 4.82% due 4/13/1999                                                         40.000      39.931        .19
Telstra Corp. Ltd. 4.80%-4.86% due 4/16-5/14/1999                                                 40.000      39.876        .18
France Telecom 4.83% due 4/13-5/17/1999                                                           40.000      39.801        .18
Repsol International Finance BV 4.80%-4.82% due 5/10-7/15/1999                                    38.800      38.367        .17
Siemens Capital Corp. 4.74%-4.80% due 4/21-5/26/1999                                              36.800      36.660        .16
BP America Inc. 4.74%-4.79% due 4/22-5/13/1999                                                    35.900      35.774        .16
ABN-AMRO North America Finance Inc. 4.80% due 4/8/1999                                            25.000      24.973        .11
Societe Generale North America Inc. 4.78% due 4/28/1999                                           25.000      24.906        .11
Barclays U.S. Funding Corp. 4.81% due 6/8/1999                                                    25.000      24.767        .11



Federal Agency Discount Notes - 1.65%
Freddie Mac 4.73%-4.80% due 4/12-6/10/1999                                                       193.600     192.393        .87
Fannie Mae 4.71%-4.79% due 4/6-6/10/1999                                                         171.539     170.980        .78



Certificates of Deposit - 0.57%
Barclays Bank PLC 4.87% due 4/15/1999                                                             50.000      50.000        .23
Rabobank Nederland NV 4.85% due 5/6/1999                                                          50.000      49.997        .23
Canadian Imperial Bank of Commerce 4.84% due 4/5/1999                                             25.000      25.000        .11


Non-U.S. Currency - 0.03%
New Taiwanese Dollar                                                                         NT$255.268        7.707        .03
                                                                                                         ---------- ----------

TOTAL SHORT-TERM SECURITIES (cost:  $2,050.961 million)                                                    2,049.375       9.28
                                                                                                         ---------- ----------

TOTAL INVESTMENT SECURITIES (cost:  $16,069.864 million)                                                  22,053.550      99.87
Excess of cash and receivables over payables                                                                  29.425        .13
                                                                                                         ---------- ----------

NET ASSETS                                                                                              $22,082.975    100.00%
                                                                                                         ==========     ======


(1) Non-income-producing securities.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(3)  Valued under procedures established by the Board of Trustees.
(4)  Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
FDR = Fiduciary Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental, and are not covered by the Report of Independent Accountants.

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE SEPTEMBER 30, 1998

Acer                            Elan                             Imperial Chemical Industries
Allied Zurich                   Electrafina                      NGK Spark Plug
ALTRAN TECHNOLOGIES             Enersis                          NTT Mobile Communications Network
Amway Japan                     Fuji Television Network          Raisio Group
Arnoldo Mondadori Editore       Fujisawa Pharmaceutical          Rank Group
Banque Nationale de Paris       George Weston                    SAP
Barclays Bank                   GKN                              Swisscom
Benckiser                       Hang Seng Bank                   Teleglobe
Comparex Holdings               Hays                             Telesp Celular
ECI Telecom                     Hon Hai Precision Industry       TT Tieto
Edgars Stores                   Hongkong Land Holdings           Valeo

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE SEPTEMBER 30, 1998

Adidas-Salomon                  Grupo Financiero Banamex Accival       MAYR-MELNHOF Karton
AJL PEPS Trust                  Guangshen Railway                      Merkantildata
Alcan Aluminium                 Guardian Royal Exchange                Mitsui Fudosan
Banco Itau                      Gucci Group                            Mitsui Trust and Banking
Bank of Montreal                Hanil Bank                             MTI Capital (Cayman)
BPB                             Hongkong Electric Holdings             Nippon Telegraph and Telephone
Brierley Investments            Hong Kong Telecommunications           Nippon Yusen
Caradon                         Imperial Oil                           NSK
Cathay Pacific                  Inco                                   Shinhan Bank
Christiania Bank                Ito-Yokado                             SOFTBANK
Cia. Cervejaria Brahma          Jardine Strategic Holdings             Suez Lyonnaise des Eaux
Cie. Financiere Richemont       Kawasaki Steel                         Teck
Cominco                         Komori                                 Telecomunicacoes Brasileiras
Daimler-Benz                    Kookmin Bank                           Toyota Motor
Delta Electronics               Lloyds TSB Group                       Woodside Petroleum
Gambro                          LVMH Moet Hennessy Louis Vuitton       Woolworths

EuroPacific Growth Fund
Financial Statements
-----------------------------                                               --------        --------
Statement of Assets and Liabilities
at March 31, 1999                                              (dollars in millions)
-----------------------------                                               --------        --------
ASSETS:
Investment securities at market
 (cost: $16,069.864)                                                                     $22,053.550
Cash                                                                                           1.578
Receivables for-
 Sales of investments                                                        $17.919
 Sales of fund's shares                                                       29.897
 Dividends and accrued interest                                               82.915         130.731
                                                                            --------        --------
                                                                                          22,185.859
LIABILITIES:
Payables for-
 Purchases of investments                                                     44.356
 Repurchases of fund's shares                                                 43.456
 Management services                                                           8.583
 Accrued expenses                                                              6.489         102.884
                                                                            --------        --------
NET ASSETS AT MARCH 31, 1999-
 Equivalent to $30.21 per share on
 730,990,876 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                             $22,082.975
                                                                                          ==========



Statement of Operations
for the year ended March 31, 1999 (dollars in millions)
-----------------------------                                               --------        --------
INVESTMENT INCOME:
Income:
 Dividends                                                                  $341.656
 Interest                                                                    132.846        $474.502
                                                                            --------
Expenses:
 Management services fee                                                      96.690
 Distribution expenses                                                        48.882
 Transfer agent fee                                                           15.869
 Reports to shareholders                                                        .653
 Registration statement and prospectus                                         1.183
 Postage, stationery and supplies                                              2.872
 Trustees' fees                                                                 .207
 Auditing and legal fees                                                        .096
 Custodian fee                                                                 7.402
 Taxes other than federal income tax                                            .321
 Other expenses                                                                 .379         174.554
                                                                            --------        --------
 Net investment income                                                                       299.948
                                                                                            --------
REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
Net realized gain                                                                            769.649
Net change in unrealized appreciation on:
 Investments                                                                 527.740
Net increase in unrealized appreciation
 Forward currency contracts                                                   (3.822)        523.918
                                                                            --------        --------
 Net realized gain and unrealized
  appreciation on investments                                                              1,293.567
                                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                               $1,593.515
                                                                                          ==========




-----------------------------                                               --------        --------

Statement of Changes in Net Assets                               Year ended March 31
(dollars in millions)                                                           1999            1998
-----------------------------                                               --------        --------
OPERATIONS:
Net investment income                                                   $    299.948    $    314.266
Net realized gain on investments                                             769.649       1,082.594
Net increase in unrealized appreciation
 on investments                                                              523.918       2,212.606
                                                                            --------        --------
 Net increase in net assets resulting
  from operations                                                          1,593.515       3,609.466
                                                                            --------        --------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                                        (258.117)       (294.902)
Distributions from net realized gain on
 investments                                                                (901.166)      (1301.823)
                                                                            --------        --------
 Total dividends and distributions                                         (1159.283)      (1596.725)
                                                                            --------        --------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold: 149,373,115
 and 177,804,677 shares, respectively                                      4,252.412       4,969.746
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 39,600,216 and 58,392,228 shares,
 respectively                                                              1,110.693       1,529.590
Cost of shares repurchased: 179,052,856
 and 142,024,433 shares, respectively                                      (5030.545)      (3932.937)
                                                                            --------        --------

 Net increase in net assets resulting from
  capital share transactions                                                 332.560       2,566.399
                                                                            --------        --------

TOTAL INCREASE IN NET ASSETS                                                 766.792       4,579.140

NET ASSETS:
Beginning of year                                                         21,316.183      16,737.043
                                                                            --------        --------
End of year (including undistributed
 net investment income:  $65.361
 and $71.284, respectively)                                              $22,082.975     $21,316.183
                                                                          ==========      ==========



See Notes to Financial Statements

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the United States.

SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary   receipts, are
valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. NON-U.S. TAXATION

Net realized gain and net unrealized gain of the fund derived in India are subject to certain non-U.S. taxes at a rate of 10%. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

3. FEDERAL INCOME TAXATION
It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

As of March 31, 1999, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $5,983,490,000, net of accumulated deferred taxes totaling $196,000 on unrealized appreciation of Indian securities, of which $6,848,150,000 related to appreciated securities and $864,464,000 related to depreciated securities. During the year ended March 31, 1999, the fund realized, on a tax basis, a net capital gain of $767,021,000 on securities transactions. Net gains related to non-U.S. currency and other transactions of $2,628,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for federal income tax purposes was $16,079,407,000 at March 31, 1999.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $96,690,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.69% of the first $500 million of average net assets; 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion; 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion; 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.45% of such assets in excess of $10.5 billion but not exceeding $17.0 billion; and 0.445% of such assets in excess of $17.0 billion.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended March 31, 1999, distribution expenses under the Plan were $48,882,000. As of March 31, 1999, accrued and unpaid distribution expenses were $3,794,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,399,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $15,869,000.

TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payments to Trustees, were $654,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,832,297,000 and $6,423,027,000, respectively, during the year ended March 31, 1999.

As of March 31, 1999, accumulated undistributed net realized gain on investments was $137,172,000 and paid-in capital was $15,166,355,000. The fund reclassified $99,000 to undistributed net investment income from undistributed net realized gains; and reclassified $47,853,000 and $67,505,000 from undistributed net investment income and undistributed net realized gains, respectively, to paid-in capital for the year ended March 31, 1999.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $7,402,000 includes $179,000 that was paid by these credits rather than in cash.

Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended March 31, 1999, such non-U.S. taxes were $38,344,000. Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $808,000 for the year ended March 31, 1999.

At March 31, 1999, the fund had no outstanding forward currency contracts to sell non-U.S. currencies.

Per-Share Data and Ratios
                                                                         Year    Ended March 31
                                                                        1999       1998     1997     1996    1995

Net Asset Value, Beginning of Year                                      $29.56   $26.70   $24.28   $20.89  $21.95
                                                                       ------   ------   ------   ------  ------
 Income From Investment Operations:
  Net investment income                                                   .42      .45      .46      .46     .35
  Net gains or losses on securities (both
   realized and unrealized)                                              1.85     4.79     3.28     3.63    (.19)
                                                                       ------   ------   ------   ------  ------
   Total from investment operations                                      2.27     5.24     3.74     4.09     .16
                                                                       ------   ------   ------   ------  ------
 Less Distributions:
  Dividends (from net investment income)                                 (.36)   (.433)    (.41)    (.49)  (.317)
  Dividends (from net realized non-U.S. currency gains) (1)                 -    (.017)    (.03)       -   (.003)
  Distributions (from capital gains)                                    (1.26)   (1.93)    (.88)    (.21)   (.90)
                                                                       ------   ------   ------   ------  ------
   Total distributions                                                  (1.62)   (2.38)   (1.32)    (.70)  (1.22)
                                                                       ------   ------   ------   ------  ------
Net Asset Value, End of Year                                           $30.21   $29.56   $26.70   $24.28  $20.89
                                                                       ======   ======   ======   ======  ======

Total Return (2)                                                         8.18%   20.97%   15.88%   19.84%    .71%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                                $22,083  $21,316  $16,737  $12,335  $8,588
 Ratio of expenses to average net assets                                  .84%     .86%     .90%     .95%    .97%
 Ratio of net income to average net assets                               1.45%    1.64%    1.77%    2.09%   1.80%
 Portfolio turnover rate                                                31.73%   30.51%   25.82%   21.77%  16.02%



(1) Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

(2)  Excludes maximum sales charge of 5.75%.

Report of Independent Accountants

To the Board of Trustees and Shareholders of EuroPacific Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of EuroPacific Growth Fund (the "Fund") at March 31, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
April 30, 1999

EUROPACIFIC GROWTH FUND
SHAREHOLDER SERVICES

AMERICAN FUNDSLINE(R)
Stay on top of your investment day and night by calling our 24-hour automated phone system. Order checks, exchange shares between funds, sell shares, confirm transactions - all on your timetable.

FUNDSLINE ONLINE(R)
Visit our Web site when you want to obtain information about your account or the funds, make redemptions and exchanges or download a prospectus.

AMERICAN FUNDSLINK(SM)
Link your fund account to your bank account for direct transfers between the two. Also allows you to purchase shares using American FundsLine or FundsLine Online.

AUTOMATIC TRANSACTIONS
Use this service when you want to make transactions on a regular basis. You may purchase shares, invest dividends in the same fund or another American Fund, sell shares and exchange shares between funds - all handled automatically per your instructions.

REDUCED SALES CHARGE
Add to your purchasing power by reducing your sales charge. Purchases of $50,000 or more (stock funds or stock and bond funds) and $25,000 or more (bond funds) qualify for a reduced sales charge. To help reach a breakpoint, you may
-
* Add your purchase to the value of all your eligible household accounts and/or
* Add your present purchase to purchases you intend to make over 13 months Assets in money market fund accounts generally don't apply when determining sales charges.

RETIREMENT PLANS
Look to the American Funds for your retirement plan needs, whether a new or rollover IRA, a Roth or traditional IRA, or a company-sponsored SIMPLE IRA, 401(k) or 403(b) plan.

FLEXIBLE DIVIDEND OPTIONS

Use your dividend and capital gain distributions to meet your changing needs. You may -
* Invest dividends and capital gain distributions back into the fund
* Diversify by investing dividends and capital gain distributions into another American Fund
* Take dividends in cash
* Have dividends paid directly to someone else

BECAUSE CERTAIN TRANSACTIONS HAVE RESTRICTIONS OR TAX CONSEQUENCES, PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE REQUESTING CHANGES.

WOULD YOU LIKE MORE INFORMATION?

Your financial adviser will be happy to explain these services in greater detail, or you may contact American Funds Service Company.

To contact American Funds Service Company:
Shareholder Services Representative - 8 a.m. to 8 p.m. Eastern time -
800/421-0180
American FundsLine - 24-hour automated telephone system - 800/325-3590 FundsLine OnLine - Web site - www.americanfunds.com
By mail - Write to the service center nearest you.

(If you live outside the United States, please write to the western service center.)
WESTERN
AMERICAN FUNDS
SERVICE COMPANY
[map of Western part of U.S.]
P.O. Box 2205
Brea, CA  92822-2205

WEST CENTRAL
AMERICAN FUNDS
SERVICE COMPANY
[map of West Central part of U.S.]
P.O. Box 659522
San Antonio, TX 78265-9522

EAST CENTRAL
AMERICAN FUNDS
SERVICE COMPANY
[map of East Central part of U.S.]
P.O. Box 6007
Indianapolis, IN  46206-6007

EASTERN
AMERICAN FUNDS
SERVICE COMPANY
[map of Eastern part of U.S.]
P.O. Box 2280
Norfolk, VA  23501-2280

Please obtain the applicable prospectuses from your financial adviser or our Web site and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:


                                                Dividends and Distributions per Share

To                      Payment Date            From Net           From Net             From Net
Shareholders of Record                           Investment         Realized             Realized
                                                Income             Short-term           Long-term
                                                                   Gains                Gains

June 5, 1998            June 8, 1998            $ .21              -                    $ .48

December 16, 1998       December 17, 1998       .15                -                    .78


The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

The fund makes an election under the Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the fund to its shareholders. The amount of non-U.S. taxes for the fiscal year ended March 31, 1999 is $0.0533 on a per-share basis. Foreign source income earned by the fund was $0.3154 on a per-share basis. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their option. Generally, it is more advantageous to claim a credit rather than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income represents qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV AND OTHER TAX INFORMATION WHICH WERE MAILED IN JANUARY 1999 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1998 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                       EuroPacific Growth Fund - Page 38

                                   PART C
                               OTHER INFORMATION
                            EUROPACIFIC GROWTH FUND

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 17 filed 5/30/97)
(b) Previously filed (see Post-Effective Amendment No. 16 filed 5/6/97)
(c) Share Certificate
(d) Form of Investment Advisory and Service Agreement
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Foreign Custody Manager Agreement
(h) None
(i) Legal Opinion for Class B Shares
(j) Consent of Independent Accountants
(k) None
(l) None
(m) Form of Plan of Distribution relating to Class B Shares
(n) Form of Multiple Class Plan
(o) None
(p) Codes of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25.  INDEMNIFICATION (CONTINUED)

Article VI of the Trust's By-Laws states:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25.  INDEMNIFICATION (CONTINUED)

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                    (2)                  (3)



       NAME AND PRINCIPAL                 POSITIONS AND OFFICES              POSITIONS AND OFFICES

          BUSINESS ADDRESS                  WITH UNDERWRITER                   WITH REGISTRANT



       David L. Abzug                     Regional Vice President            None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                       Vice President                     None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison                  Vice President                     None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                 Vice President                     None



       Steven L. Barnes                   Senior Vice President              None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                      Assistant Vice President           None



       Michelle A. Bergeron               Senior Vice President              None

       4160 Gateswalk Drive

       Smyrna, GA 30080

       J. Walter Best, Jr.                Regional Vice President            None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                    Senior Vice President              None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                  Vice President                     None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                      Senior Vice President              None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                  Senior Vice President              None

       29003 Colonial Drive

       Georgetown, TX 78628



       Alan Brown                         Regional Vice President            None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                     Vice President                     None



       Brian C. Casey                     Regional Vice President            None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                  Senior Vice President              None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin              Senior Vice President              None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                   Vice President                     None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                Director                           None



L      Kevin G. Clifford                  Director, President and Co-Chief    None

                                          Executive Officer



       Ruth M. Collier                    Senior Vice President              None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                    Assistant Vice President           None



H      Carlo O. Cordasco                  Assistant Vice President           None



       Thomas E. Cournoyer                Vice President                     None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell               Senior Vice President              None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                    Vice President                     None



       William Daugherty                  Regional Vice President            None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis               Regional Vice President            None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                 Vice President                     None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                    Senior Vice President              None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                      Senior Vice President              None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                     Director, Executive Vice           None
                                          President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570

L      Michael J. Downer                  Secretary                          None



       Robert W. Durbin                   Vice President                     None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                   Senior Vice President              None



L      Paul H. Fieberg                    Senior Vice President              None



       John Fodor                          Vice President                    None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                    Regional Vice President            None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                   Senior Vice President              None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                Vice President                     None



       Jeffrey J. Greiner                 Vice President                     None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                 Director                           None



B      Mariellen Hamann                   Assistant Vice President           None



       David E. Harper                    Senior Vice President              None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                    Assistant Vice President           None



       Ronald R. Hulsey                   Vice President                     None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                    Regional Vice President            None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                Director                           None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                   Vice President                     None



       Arthur J. Levine                   Senior Vice President              None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                      Assistant Vice President           None



       T. Blake Liberty                   Regional Vice President            None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                       Regional Vice President            None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                     Assistant Vice President           None



L      Susan G. Lindgren                  Vice President -                   None
                                          Institutional

                                          Investment Services



LW     Robert W. Lovelace                 Director                           Senior Vice President



       Stephen A. Malbasa                 Vice President                     None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                   Senior Vice President              None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                  Director, Senior Vice              None
                                          President



L      E. Lee McClennahan                 Senior Vice President              None



S      John V. McLaughlin                 Senior Vice President              None

       Terry W. McNabb                    Vice President                     None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                 Vice President -                   None
                                          Institutional

                                          Investment Services



       David R. Murray                    Vice President                     None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                  Vice President                     None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                     Regional Vice President            None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                     Vice President                     None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                      Vice President                     None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                      Regional Vice President            None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                    Regional Vice President            None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                   Senior Vice President              None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                Assistant Vice President           None



       Carl S. Platou                     Vice President                     None

       7455 80th Place, S.E.

       Mercer Island, WA  98040

L      John O. Post                       Senior Vice President              None



S      Richard P. Prior                   Vice President                     None



       Steven J. Reitman                  Senior Vice President              None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                   Vice President                     None

       244 Lambeau Lane

       Glenville, NC  28736



       George S. Ross                     Senior Vice President              None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth                      Vice President                     None



L      James F. Rothenberg                Director                           None



       Douglas F. Rowe                    Vice President                     None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey               Regional Vice President            None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist                   Senior Vice President              None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                  Senior Vice President              None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                Vice President                     None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                Director                           None



       Brad W. Short                      Regional Vice President            None

       306 15th Street

       Seal Beach, CA 90740



       David W. Short                     Chairman of the Board and          None

       1000 RIDC Plaza, Suite 212         Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                   Senior Vice President              None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                      Assistant Vice President -         None

                                          Institutional Investment
                                          Services



       Rodney G. Smith                    Vice President                     None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft            Assistant Vice President           None



       Anthony L. Soave                   Regional Vice President            None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Therese L. Souiller                Assistant Vice President           None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini             Regional Vice President            None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo               Assistant Vice President           None



       Daniel S. Spradling                Senior Vice President              None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                      Director                           None



B      Max D. Stites                      Vice President                     None

       Thomas A. Stout                    Regional Vice President            None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                  Vice President                     None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri               Senior Vice President              None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                     Assistant Vice President           None



S      James P. Toomey                    Vice President                     None



I      Christopher E. Trede               Vice President                     None



       George F. Truesdail                Vice President                     None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith               Vice President                     None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                     Regional Vice President            None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                   Regional Vice President            None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                      Senior Vice President,             None

                                          Treasurer and Controller



       Gregory J. Weimer                  Vice President                     None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                   Director                           None



       George J. Wenzel                   Regional Vice President            None

       3406 Shakespeare Drive

       Troy, MI 48084



       J. D. Wiedmaier                    Assistant Vice President           None

       3513 Riverstone Way

       Chesapeake, VA 23325



       Timothy J. Wilson                  Vice President                     None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                  Vice President                     None



H      Marshall D. Wingo                  Director, Senior Vice              None
                                          President



L      Robert L. Winston                  Director, Senior Vice              None
                                          President



       William R. Yost                    Vice President                     None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                     Regional Vice President            None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                    Regional Vice President            None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS (CONTINUED)

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea,

California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 9th day of March, 2000.

  EuroPacific Growth Fund
  By /s/ Gina H. Despres
       Gina H. Despres, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 9, 2000, by the following persons in the capacities indicated.

            SIGNATURE                             TITLE

(1)         Principal Executive Officer:

             /s/ Mark E. Denning                    President & Trustee

            Mark E. Denning

(2)         Principal Financial Officer and

            Principal Accounting Officer:

             /s/ R. Marcia Gould                    Treasurer

            R. Marcia Gould

(3)         Trustees:

            Elisabeth Allison*                    Trustee

             /s/ Mark E. Denning

            Mark E. Denning                       President & Trustee

             /s/ Gina H. Despres

            Gina H. Despres                       Chairman of the Board

            Robert A. Fox*                        Trustee

            Alan Greenway*                        Trustee

            Koichi Itoh*                          Trustee

            William H. Kling*                     Trustee

            John G. McDonald*                     Trustee

            William I. Miller*                    Trustee

(3) continued - Trustees:

            Kirk P. Pendleton                     Trustee

            Donald E. Petersen*                   Trustee

            Thierry Vandeventer                   Vice Chairman


 *By  /s/ Vincent P. Corti
  Vincent P. Corti, Attorney-in-Fact
Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
    /s/ Michael J. Downer
    (Michael J. Downer)